NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY December 31, 2013

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
776 shares (cost $8,324)	$9,106
VP Inflation Protection Fund - Class I (ACVIP1)
12,187 shares (cost $138,908)	127,718
Global Allocation V.I. Fund - Class I (BRVGA1)
24,859 shares (cost $409,853)	437,771
Global Allocation V.I. Fund - Class II (MLVGA2)
252,418 shares (cost $4,099,859)	4,432,454
VIP Small Cap Value Series: Service Class (DWVSVS)
4,159 shares (cost $157,357)	172,944
VA Global Bond Portfolio (DFVGB)
2,257 shares (cost $24,706)	24,034
VA International Small Portfolio (DFVIS)
136 shares (cost $1,626)	1,669
VA International Value Portfolio (DFVIV)
972 shares (cost $12,343)	12,827
VA Short-Term Fixed Portfolio (DFVSTF)
299 shares (cost $3,054)	3,045
VA U.S. Large Value Portfolio (DFVULV)
7,378 shares (cost $159,311)	161,423
VA U.S. Targeted Value Portfolio (DFVUTV)
1,374 shares (cost $22,522)	25,769
Stock Index Fund, Inc. - Initial Shares (DSIF)
109,124 shares (cost $3,419,787)	4,456,610
Franklin Income Securities Fund - Class 1 (FTVIS1)
4,362 shares (cost $67,860)	72,062
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
5,401 shares (cost $41,801)	40,347
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
19,318 shares (cost $375,816)	369,936
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
579 shares (cost $6,338)	6,645
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
196,703 shares (cost $792,826)	1,052,360
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
41,023 shares (cost $1,468,521)	2,149,627
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
88,190 shares (cost $626,351)	735,501
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
67,097 shares (cost $2,620,457)	2,745,623
Investors Growth Stock Series - Initial Class (MIGIC)
64,269 shares (cost $650,175)	984,603
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
6,522 shares (cost $134,417)	142,570
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
17,524 shares (cost $330,878)	386,756
Value Series - Initial Class (MVFIC)
333,225 shares (cost $4,125,315)	6,424,587
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
37,809 shares (cost $698,758)	815,918
Core Plus Fixed Income Portfolio - Class I (MSVFI)
54,750 shares (cost $549,399)	558,994
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
297,678 shares (cost $4,317,607)	5,771,972
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
164,185 shares (cost $3,073,702)	3,937,149
American Funds NVIT Bond Fund - Class II (GVABD2)
71,962 shares (cost $783,779)	807,409
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
79,503 shares (cost $1,849,288)	2,420,056
American Funds NVIT Growth Fund - Class II (GVAGR2)
47,892 shares (cost $2,484,644)	3,741,301
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
26,607 shares (cost $920,054)	1,449,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY December 31, 2013

Federated NVIT High Income Bond Fund - Class III (HIBF3)
390,304 shares (cost $2,630,778)	$2,693,100
NVIT Emerging Markets Fund - Class III (GEM3)
241,563 shares (cost $2,890,828)	2,845,608
NVIT International Equity Fund - Class III (GIG3)
38,160 shares (cost $338,875)	410,602
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
55,100 shares (cost $423,124)	589,016
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
112,898 shares (cost $1,018,291)	1,287,038
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
209,478 shares (cost $1,899,558)	3,156,838
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
320,255 shares (cost $2,892,023)	3,580,456
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
125,432 shares (cost $1,318,643)	1,496,407
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
296,955 shares (cost $3,002,847)	3,631,755
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
144,864 shares (cost $1,532,804)	1,573,227
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
710,561 shares (cost $7,315,593)	8,576,477
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,687,761 shares (cost $15,942,257)	20,050,603
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
62,021 shares (cost $656,048)	717,581
NVIT Core Bond Fund - Class I (NVCBD1)
69,204 shares (cost $747,728)	739,786
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,561 shares (cost $145,732)	140,059
NVIT Nationwide Fund - Class I (TRF)
197,266 shares (cost $1,498,951)	2,601,941
NVIT Government Bond Fund - Class I (GBF)
274,096 shares (cost $3,234,346)	2,960,232
American Century NVIT Growth Fund - Class I (CAF)
17,216 shares (cost $291,216)	346,211
NVIT International Index Fund - Class VI (GVIX6)
66,362 shares (cost $552,399)	654,330
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
714,396 shares (cost $6,071,371)	8,944,233
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
43,894 shares (cost $586,455)	662,801
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
28,293 shares (cost $421,959)	494,280
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
147,700 shares (cost $1,515,038)	1,558,233
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,954,905 shares (cost $19,138,166)	25,257,379
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,445,618 shares (cost $33,383,268)	46,309,102
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
134,070 shares (cost $1,373,691)	1,580,686
NVIT Mid Cap Index Fund - Class I (MCIF)
123,923 shares (cost $2,394,496)	3,026,200
NVIT Money Market Fund - Class I (SAM)
7,789,231 shares (cost $7,789,231)	7,789,231
NVIT Money Market Fund - Class V (SAM5)
420,497 shares (cost $420,497)	420,497
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
204,499 shares (cost $1,766,728)	2,466,262
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
122,891 shares (cost $1,132,037)	1,421,854
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
307,984 shares (cost $2,990,455)	4,046,905
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
182,557 shares (cost $1,617,341)	2,176,085
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
234,855 shares (cost $2,196,202)	3,231,602

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
4,646 shares (cost $59,158)	$61,423
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
179,368 shares (cost $1,749,832)	2,374,838
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
64,347 shares (cost $1,131,877)	1,532,749
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
84,538 shares (cost $809,883)	1,389,799
NVIT Multi-Manager Small Company Fund - Class I (SCF)
83,970 shares (cost $1,248,465)	2,312,535
NVIT Multi-Sector Bond Fund - Class I (MSBF)
262,123 shares (cost $2,301,557)	2,374,834
NVIT Short Term Bond Fund - Class I (NVSTB1)
4,401 shares (cost $46,497)	45,986
NVIT Short Term Bond Fund - Class II (NVSTB2)
81,876 shares (cost $849,903)	853,150
NVIT Large Cap Growth Fund - Class I (NVOLG1)
633,119 shares (cost $9,874,116)	14,871,969
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
11,402 shares (cost $123,721)	142,300
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
5,610 shares (cost $81,652)	84,595
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
4,385 shares (cost $70,290)	76,425
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
5,246 shares (cost $55,051)	55,187
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
64,397 shares (cost $767,217)	830,080
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
28,705 shares (cost $347,346)	384,354
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
11,289 shares (cost $130,894)	132,648
Templeton NVIT International Value Fund - Class III (NVTIV3)
169,670 shares (cost $2,114,640)	2,421,189
Invesco NVIT Comstock Value Fund - Class I (EIF)
219,628 shares (cost $1,991,501)	3,402,041
NVIT Real Estate Fund - Class I (NVRE1)
434,556 shares (cost $4,106,424)	3,871,894
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
5,300 shares (cost $59,173)	60,788
NVIT Small Cap Index Fund Class II (NVSIX2)
7,472 shares (cost $99,255)	104,686
NVIT S&P 500 Index Fund Class I (GVEX1)
35,833 shares (cost $436,854)	460,807
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
548 shares (cost $6,197)	6,330
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
5,401 shares (cost $61,254)	63,186
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
3,023 shares (cost $35,127)	36,009
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
70,212 shares (cost $1,266,934)	1,607,157
American Century VP Inflation Protection Fund - Class II (ACVIP2)
187,207 shares (cost $2,203,613)	1,956,318
VP Mid Cap Value Fund - Class I (ACVMV1)
129,840 shares (cost $1,819,362)	2,398,136
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
200,443 shares (cost $2,360,361)	3,728,242
Appreciation Portfolio - Initial Shares (DCAP)
38,952 shares (cost $1,482,878)	1,867,751
Quality Bond Fund II - Primary Shares (FQB)
133,351 shares (cost $1,507,632)	1,524,199
VIP Energy Portfolio - Service Class 2 (FNRS2)
208,652 shares (cost $4,276,611)	4,972,186
VIP Equity-Income Portfolio - Service Class (FEIS)
179,809 shares (cost $3,261,404)	4,171,572
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
78,849 shares (cost $842,925)	969,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY December 31, 2013

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
217,746 shares (cost $2,201,502)	$2,741,420
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
214,520 shares (cost $2,209,611)	2,750,151
VIP Growth Portfolio - Service Class (FGS)
47,208 shares (cost $1,976,457)	2,690,861
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
353,814 shares (cost $4,535,665)	4,330,686
VIP Mid Cap Portfolio - Service Class (FMCS)
238,483 shares (cost $6,677,102)	8,623,549
VIP Overseas Portfolio - Service Class R (FOSR)
114,961 shares (cost $1,792,982)	2,358,994
VIP Value Strategies Portfolio - Service Class (FVSS)
13,287 shares (cost $104,630)	190,540
Franklin Income Securities Fund - Class 2 (FTVIS2)
223,713 shares (cost $3,301,248)	3,595,071
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
91,219 shares (cost $1,712,941)	2,566,907
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
207,870 shares (cost $2,668,009)	5,101,127
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
159,978 shares (cost $1,516,890)	1,618,975
Templeton Foreign Securities Fund - Class 3 (TIF3)
130,993 shares (cost $1,522,152)	2,250,460
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
165,403 shares (cost $3,116,356)	3,079,808
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
183,312 shares (cost $1,280,438)	1,360,178
Short Duration Bond Portfolio - I Class Shares (AMTB)
168,770 shares (cost $1,873,584)	1,819,346
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
11,344 shares (cost $140,253)	218,364
Socially Responsive Portfolio - I Class Shares (AMSRS)
47,115 shares (cost $642,606)	1,023,337
Global Securities Fund/VA - Class 3 (OVGS3)
90,562 shares (cost $2,490,667)	3,726,624
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
129,481 shares (cost $2,230,854)	4,044,981
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
69,940 shares (cost $1,263,838)	1,944,318
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
107,863 shares (cost $605,589)	580,304
All Asset Portfolio - Administrative Class (PMVAAA)
26,080 shares (cost $293,027)	283,754
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
274,128 shares (cost $3,121,568)	2,944,137
Low Duration Portfolio - Administrative Class (PMVLDA)
250,794 shares (cost $2,675,701)	2,660,921
Total Return Portfolio - Administrative Class (PMVTRA)
112,334 shares (cost $1,294,428)	1,233,423
Putnam VT Growth and Income Fund - Class IB (PVGIB)
588 shares (cost $8,586)	14,052
Putnam VT Voyager Fund - Class IB (PVTVB)
50 shares (cost $1,781)	2,578
VI American Franchise Fund - Series I Shares (ACEG)
10,162 shares (cost $380,679)	514,514
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2,477 shares (cost $36,431)	37,473
Variable Fund - Multi-Hedge Strategies (RVARS)
879 shares (cost $19,940)	19,995
T. Rowe Price Health Sciences Portfolio (TRHSP)
5,314 shares (cost $153,738)	162,861
Health Sciences Portfolio - II (TRHS2)
109,101 shares (cost $2,570,547)	3,251,220
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
68,724 shares (cost $2,037,131)	2,157,242
Variable Insurance Portfolios - Asset Strategy (WRASP)
507,766 shares (cost $5,221,750)	6,727,191

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY December 31, 2013

Variable Insurance Portfolios - Balanced (WRBP)
473 shares (cost $4,374)	$4,948
Variable Insurance Portfolios - Bond (WRBDP)
338 shares (cost $1,919)	1,854
Variable Insurance Portfolios - Core Equity (WRCEP)
293 shares (cost $3,528)	4,437
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
225 shares (cost $1,218)	1,225
Variable Insurance Portfolios - Growth (WRGP)
328 shares (cost $3,403)	4,368
Variable Insurance Portfolios - High Income (WRHIP)
276,325 shares (cost $1,061,314)	1,104,168
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
28,475 shares (cost $271,763)	305,345
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
933 shares (cost $4,733)	5,548
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
467 shares (cost $2,628)	2,978
Variable Insurance Portfolios - Science and Technology (WRSTP)
114 shares (cost $2,123)	3,029
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
120 shares (cost $1,240)	1,647
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
59,486 shares (cost $492,291)	667,432

Total Investments	$351,791,440

Other Accounts Receivable	2,675
Accounts Receivable-VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	3
Accounts Receivable-VA International Small Portfolio (DFVIS)	1
Accounts Receivable-VA Short-Term Fixed Portfolio (DFVSTF)	3
Accounts Receivable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	368
Accounts Receivable-Putnam VT Voyager Fund - Class IB (PVTVB)	10
Accounts Receivable-Variable Insurance Portfolios - Bond (WRBDP)	1
Accounts Receivable-Variable Insurance Portfolios - Core Equity (WRCEP)	8
Accounts Receivable-Variable Insurance Portfolios - Global Natural Resources (WRGNR)	3
Accounts Receivable-Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1
Accounts Receivable-Variable Insurance Portfolios - Science and Technology (WRSTP)	2
Accounts Receivable-Variable Insurance Portfolios - Small Cap Growth (WRSCP)	7

Accounts Payable-Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	(5)
Accounts Payable-American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(3,950)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(8,565)
Accounts Payable-VP Mid Cap Value Fund - Class I (ACVMV1)	(880)
Accounts Payable-T. Rowe Price Health Sciences Portfolio (TRHSP)	(49)
Accounts Payable-Variable Insurance Portfolios - Balanced (WRBP)	(7)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(4)
Accounts Payable-Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(4)

$351,781,058

Contract Owners’ Equity:
Accumulation units	351,781,058

Total Contract Owners’ Equity (note 8)	$351,781,058

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$5,082,399	19	1,553	4,816	45,041	-	118	34

Net investment income (loss)	5,082,399	19	1,553	4,816	45,041	-	118	34

Realized gain (loss) on investments	10,094,384	148	(1,000)	5,729	42,826	55	(104)	53
Change in unrealized gain (loss) on investments	42,265,497	565	(11,219)	23,160	310,862	15,588	(610)	43

Net gain (loss) on investments	52,359,881	713	(12,219)	28,889	353,688	15,643	(714)	96

Reinvested capital gains	5,204,061	18	925	15,109	158,191	-	371	46

Net increase (decrease) in contract owners’ equity resulting from operations	$62,646,341	750	(9,741)	48,814	556,920	15,643	(225)	176

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$303	8	2,168	184	74,504	2,378	4,373	13,754

Net investment income (loss)	303	8	2,168	184	74,504	2,378	4,373	13,754

Realized gain (loss) on investments	17	-	2,073	3	208,182	287	9	(79)
Change in unrealized gain (loss) on investments	484	(9)	2,112	3,247	777,457	3,286	(3,323)	(12,844)

Net gain (loss) on investments	501	(9)	4,185	3,250	985,639	3,573	(3,314)	(12,923)

Reinvested capital gains	-	3	12,401	-	45,021	-	6,257	3,411

Net increase (decrease) in contract owners’ equity resulting from operations	$804	2	18,754	3,434	1,105,164	5,951	7,316	4,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	GVGMNS	IVKMG1	JACAS	JAGTS	JAIGS	MIGIC	MVIVIC	MNDIC
Reinvested dividends	$5	3,790	10,871	-	82,569	5,535	1,165	-

Net investment income (loss)	5	3,790	10,871	-	82,569	5,535	1,165	-

Realized gain (loss) on investments	636	13,859	97,757	34,761	(93,435)	14,287	770	3,382
Change in unrealized gain (loss) on investments	239	271,997	405,293	106,537	376,313	188,510	8,019	55,564

Net gain (loss) on investments	875	285,856	503,050	141,298	282,878	202,797	8,789	58,946

Reinvested capital gains	294	-	-	-	-	27,686	-	2,560

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174	289,646	513,921	141,298	365,447	236,018	9,954	61,506

Investment Activity:	MVFIC	MVIVSC	MSVFI	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$67,783	10,162	20,456	98,464	45,997	14,978	8,274	10,774

Net investment income (loss)	67,783	10,162	20,456	98,464	45,997	14,978	8,274	10,774

Realized gain (loss) on investments	513,462	28,920	3,680	147,680	171,832	43,981	123,932	404,114
Change in unrealized gain (loss) on investments	1,168,532	101,767	(25,845)	1,093,025	519,636	(82,030)	422,678	483,488

Net gain (loss) on investments	1,681,994	130,687	(22,165)	1,240,705	691,468	(38,049)	546,610	887,602

Reinvested capital gains	17,534	-	-	101,720	855	249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,767,311	140,849	(1,709)	1,440,889	738,320	(22,822)	554,884	898,376

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	GVAGI2	HIBF3	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1
Reinvested dividends	$13,237	177,349	33,432	1,935	2,916	12,627	19,672	41,506

Net investment income (loss)	13,237	177,349	33,432	1,935	2,916	12,627	19,672	41,506

Realized gain (loss) on investments	53,744	118,639	89,322	4,604	20,679	59,552	127,363	74,522
Change in unrealized gain (loss) on investments	294,424	(96,910)	(109,438)	53,908	66,652	247,425	713,617	615,964

Net gain (loss) on investments	348,168	21,729	(20,116)	58,512	87,331	306,977	840,980	690,486

Reinvested capital gains	-	-	-	-	-	45,537	-	76,377

Net increase (decrease) in contract owners’ equity resulting from operations	$361,405	199,078	13,316	60,447	90,247	365,141	860,652	808,369

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$24,133	55,324	28,880	133,742	291,701	12,550	19,311	2,830

Net investment income (loss)	24,133	55,324	28,880	133,742	291,701	12,550	19,311	2,830

Realized gain (loss) on investments	54,685	73,852	8,081	135,845	635,876	6,588	12,800	260
Change in unrealized gain (loss) on investments	85,868	421,751	17,241	785,824	2,221,732	35,526	(58,521)	(8,755)

Net gain (loss) on investments	140,553	495,603	25,322	921,669	2,857,608	42,114	(45,721)	(8,495)

Reinvested capital gains	30,497	92,492	24,054	188,458	810,645	14,378	8,100	2,987

Net increase (decrease) in contract owners’ equity resulting from operations	$195,183	643,419	78,256	1,243,869	3,959,954	69,042	(18,310)	(2,678)

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	TRF	GBF	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$31,783	58,653	2,112	15,978	132,855	10,629	8,158	27,231

Net investment income (loss)	31,783	58,653	2,112	15,978	132,855	10,629	8,158	27,231

Realized gain (loss) on investments	90,335	(94,222)	7,981	20,927	221,054	126,792	50,931	23,289
Change in unrealized gain (loss) on investments	508,925	(155,974)	55,621	70,500	1,539,830	(16,794)	46,987	(8,132)

Net gain (loss) on investments	599,260	(250,196)	63,602	91,427	1,760,884	109,998	97,918	15,157

Reinvested capital gains	-	36,984	-	-	-	5,726	10,045	24,106

Net increase (decrease) in contract owners’ equity resulting from operations	$631,043	(154,559)	65,714	107,405	1,893,739	126,353	116,121	66,494

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$404,443	727,297	26,200	30,683	28,520	29,832	32,048	27,398

Net investment income (loss)	404,443	727,297	26,200	30,683	28,520	29,832	32,048	27,398

Realized gain (loss) on investments	81,307	18,512	27,222	125,679	84,128	58,843	345,055	143,788
Change in unrealized gain (loss) on investments	3,203,521	7,748,502	79,702	514,439	327,577	170,445	590,397	323,520

Net gain (loss) on investments	3,284,828	7,767,014	106,924	640,118	411,705	229,288	935,452	467,308

Reinvested capital gains	-	-	18,797	68,239	-	-	293,923	97,228

Net increase (decrease) in contract owners’ equity resulting from operations	$3,689,271	8,494,311	151,921	739,040	440,225	259,120	1,261,423	591,934

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1
Reinvested dividends	$-	588	25,656	-	9,743	2,888	82,783	464

Net investment income (loss)	-	588	25,656	-	9,743	2,888	82,783	464

Realized gain (loss) on investments	224,038	150	115,963	85,721	46,892	160,806	88,723	(49)
Change in unrealized gain (loss) on investments	512,904	2,264	399,509	325,071	316,250	565,587	(201,425)	(479)

Net gain (loss) on investments	736,942	2,414	515,472	410,792	363,142	726,393	(112,702)	(528)

Reinvested capital gains	204,839	232	99,250	70,541	-	-	-	29

Net increase (decrease) in contract owners’ equity resulting from operations	$941,781	3,234	640,378	481,333	372,885	729,281	(29,919)	(35)

Investment Activity:	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP
Reinvested dividends	$9,134	103,613	2,401	1,425	1,363	710	14,390	6,834

Net investment income (loss)	9,134	103,613	2,401	1,425	1,363	710	14,390	6,834

Realized gain (loss) on investments	3,609	408,141	1,683	2,319	361	14	6,710	6,939
Change in unrealized gain (loss) on investments	(13,093)	3,612,825	17,809	2,929	6,129	299	58,225	33,335

Net gain (loss) on investments	(9,484)	4,020,966	19,492	5,248	6,490	313	64,935	40,274

Reinvested capital gains	697	-	-	531	857	508	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$347	4,124,579	21,893	7,204	8,710	1,531	79,325	47,108

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2013

Investment Activity:	NVDMCP	NVTIV3	EIF	NVRE1	NVLMP	NVSIX2	GVEX1	NOTB3
Reinvested dividends	$2,522	41,417	-	60,182	1,252	1,110	6,354	4

Net investment income (loss)	2,522	41,417	-	60,182	1,252	1,110	6,354	4

Realized gain (loss) on investments	231	22,373	164,115	278,706	52	90	3,189	1
Change in unrealized gain (loss) on investments	1,768	318,263	720,481	(475,821)	1,615	5,431	23,954	133

Net gain (loss) on investments	1,999	340,636	884,596	(197,115)	1,667	5,521	27,143	134

Reinvested capital gains	1,579	20,335	-	289,872	317	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,100	402,388	884,596	152,939	3,236	6,631	33,497	138

Investment Activity:	NOTG3	NOTMG3	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP	FQB
Reinvested dividends	$-	39	9,759	47,444	27,408	31,256	34,530	49,354

Net investment income (loss)	-	39	9,759	47,444	27,408	31,256	34,530	49,354

Realized gain (loss) on investments	1	3	198,396	4,472	370,543	191,833	75,358	36,841
Change in unrealized gain (loss) on investments	1,933	882	176,127	(419,873)	185,398	774,498	224,937	(72,361)

Net gain (loss) on investments	1,934	885	374,523	(415,401)	555,941	966,331	300,295	(35,520)

Reinvested capital gains	-	-	90,587	114,163	32,185	38,435	4,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,934	924	474,869	(253,794)	615,534	1,036,022	338,987	13,834

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2013

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$34,225	94,954	14,925	44,650	41,890	4,490	100,162	32,002

Net investment income (loss)	34,225	94,954	14,925	44,650	41,890	4,490	100,162	32,002

Realized gain (loss) on investments	533,460	51,931	8,836	76,184	87,435	85,310	22,164	207,337
Change in unrealized gain (loss) on investments	454,563	509,261	80,396	222,999	301,913	613,497	(262,826)	1,114,600

Net gain (loss) on investments	988,023	561,192	89,232	299,183	389,348	698,807	(240,662)	1,321,937

Reinvested capital gains	30,199	261,745	10,817	34,179	34,226	1,620	53,442	1,004,542

Net increase (decrease) in contract owners’ equity resulting from operations	$1,052,447	917,891	114,974	378,012	465,464	704,917	(87,058)	2,358,481

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3
Reinvested dividends	$26,965	1,440	213,071	40,826	68,389	31,520	47,640	152,447

Net investment income (loss)	26,965	1,440	213,071	40,826	68,389	31,520	47,640	152,447

Realized gain (loss) on investments	86,848	10,816	83,588	33,146	492,268	81,775	77,404	60,304
Change in unrealized gain (loss) on investments	433,165	35,166	114,982	521,600	825,484	(138,103)	300,515	(205,526)

Net gain (loss) on investments	520,013	45,982	198,570	554,746	1,317,752	(56,328)	377,919	(145,222)

Reinvested capital gains	7,944	-	-	-	75,733	-	-	39,746

Net increase (decrease) in contract owners’ equity resulting from operations	$554,922	47,422	411,641	595,572	1,461,874	(24,808)	425,559	46,971

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	FTVFA2	AMTB	AMFAS	AMSRS	OVGS3	OVGI	OVSC	OVSB
Reinvested dividends	$122,643	40,250	-	6,646	43,807	39,834	15,881	29,528

Net investment income (loss)	122,643	40,250	-	6,646	43,807	39,834	15,881	29,528

Realized gain (loss) on investments	52,477	(7,998)	24,760	55,195	137,173	177,724	228,771	793
Change in unrealized gain (loss) on investments	(119,003)	(21,423)	51,192	235,891	615,542	779,156	305,710	(32,760)

Net gain (loss) on investments	(66,526)	(29,421)	75,952	291,086	752,715	956,880	534,481	(31,967)

Reinvested capital gains	178,857	-	-	-	-	-	20,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	$234,974	10,829	75,952	297,732	796,522	996,714	571,269	(2,439)

Investment Activity:	PMVAAA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTVB	ACEG	AVMCCI
Reinvested dividends	$16,323	45,850	42,739	36,722	200	16	1,901	37

Net investment income (loss)	16,323	45,850	42,739	36,722	200	16	1,901	37

Realized gain (loss) on investments	(5,263)	(1,369)	22,270	(8,115)	(40)	648	4,589	128
Change in unrealized gain (loss) on investments	(10,191)	(185,270)	(88,222)	(76,716)	3,568	182	144,292	1,022

Net gain (loss) on investments	(15,454)	(186,639)	(65,952)	(84,831)	3,528	830	148,881	1,150

Reinvested capital gains	-	28,987	-	11,536	-	-	-	372

Net increase (decrease) in contract owners’ equity resulting from operations	$869	(111,802)	(23,213)	(36,573)	3,728	846	150,782	1,559

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVARS	TRHS	TRHSP	TRHS2	VWHA	WRASP	WRBP	WRBDP
Reinvested dividends	$-	-	-	-	9,475	76,767	65	51

Net investment income (loss)	-	-	-	-	9,475	76,767	65	51

Realized gain (loss) on investments	(3)	14,116	1,167	187,162	(33,068)	124,250	38	2
Change in unrealized gain (loss) on investments	56	193	9,123	629,163	146,367	1,141,391	462	(110)

Net gain (loss) on investments	53	14,309	10,290	816,325	113,299	1,265,641	500	(108)

Reinvested capital gains	-	-	6,635	130,530	27,085	-	376	24

Net increase (decrease) in contract owners’ equity resulting from operations	$53	14,309	16,925	946,855	149,859	1,342,408	941	(33)

Investment Activity:	WRCEP	WRGNR	WRGP	WRHIP	WRMCG	WRPAP	WRPMAP	WRSTP
Reinvested dividends	$22	-	17	34,283	-	57	25	-

Net investment income (loss)	22	-	17	34,283	-	57	25	-

Realized gain (loss) on investments	60	(12)	53	12,282	5,445	30	51	111
Change in unrealized gain (loss) on investments	747	94	838	26,907	32,442	749	308	766

Net gain (loss) on investments	807	82	891	39,189	37,887	779	359	877

Reinvested capital gains	323	-	297	-	4,407	264	91	126

Net increase (decrease) in contract owners’ equity resulting from operations	$1,152	82	1,205	73,472	42,294	1,100	475	1,003

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	WRSCP	WFVSCG
Reinvested dividends	$-	-

Net investment income (loss)	-	-

Realized gain (loss) on investments	33	28,044
Change in unrealized gain (loss) on investments	402	157,543

Net gain (loss) on investments	435	185,587

Reinvested capital gains	-	28,708

Net increase (decrease) in contract owners’ equity resulting from operations	$435	214,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAA		ACVIP1		BRVGA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,082,399	4,526,496	19	2	1,553	322	4,816	4,155
Realized gain (loss) on investments	10,094,384	5,716,632	148	8	(1,000)	72	5,729	93
Change in unrealized gain (loss) on investments	42,265,497	21,167,570	565	218	(11,219)	29	23,160	4,758
Reinvested capital gains	5,204,061	4,311,167	18	1	925	-	15,109	791

Net increase (decrease) in contract owners’ equity resulting from operations	62,646,341	35,721,865	750	229	(9,741)	423	48,814	9,797

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,679,016	32,412,192	4,239	511	61,282	23,180	133,441	223,482
Transfers between funds	-	-	(131)	4,573	56,448	3,636	17,682	50,716
Surrenders (note 6)	(16,114,151)	(22,742,328)	-	-	-	-	-	-
Death Benefits (note 4)	(853,608)	(194,097)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,404,540)	(558,837)	-	-	-	-	(13,490)	-
Deductions for surrender charges (note 2d)	(1,677,895)	(2,414,059)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,504,476)	(16,367,997)	(787)	(225)	(5,795)	(1,184)	(22,381)	(7,741)
Asset charges (note 3)	(1,259,507)	(1,154,228)	(45)	(8)	(477)	(55)	(2,004)	(546)
Adjustments to maintain reserves	(3,382)	8,864	(3)	6	1	(2)	7	(1)

Net equity transactions	(7,138,543)	(11,010,490)	3,273	4,857	111,459	25,575	113,255	265,910

Net change in contract owners’ equity	55,507,798	24,711,375	4,023	5,086	101,718	25,998	162,069	275,707
Contract owners’ equity beginning of period	296,273,260	271,561,885	5,086	-	25,998	-	275,707	-

Contract owners’ equity end of period	$351,781,058	296,273,260	9,109	5,086	127,716	25,998	437,776	275,707

CHANGES IN UNITS:
Beginning units	22,019,480	22,723,086	496	-	2,488	-	26,749	-
Units purchased	3,606,549	4,617,600	432	522	12,195	2,793	15,305	27,578
Units redeemed	(4,005,231)	(5,321,206)	(137)	(26)	(1,367)	(305)	(5,043)	(829)

Ending units	21,620,798	22,019,480	791	496	13,316	2,488	37,011	26,749

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$45,041	52,263	-	-	118	45	34	-
Realized gain (loss) on investments	42,826	38,429	55	-	(104)	(1)	53	-
Change in unrealized gain (loss) on investments	310,862	271,088	15,588	-	(610)	(63)	43	-
Reinvested capital gains	158,191	10,687	-	-	371	38	46	-

Net increase (decrease) in contract owners’ equity resulting from operations	556,920	372,467	15,643	-	(225)	19	176	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	383,783	353,068	1,355	-	805	31	365	-
Transfers between funds	202,938	75,589	157,347	-	22,783	2,959	1,236	-
Surrenders (note 6)	(142,346)	(714,775)	-	-	-	-	-	-
Death Benefits (note 4)	-	(236)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,579	(8,795)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(12,195)	(22,850)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,633)	(181,442)	(1,255)	-	(1,927)	(279)	(105)	-
Asset charges (note 3)	(15,440)	(14,533)	(145)	-	(126)	(6)	(4)	-
Adjustments to maintain reserves	11	3	3	-	(4)	1	2	-

Net equity transactions	247,697	(513,971)	157,305	-	21,531	2,706	1,494	-

Net change in contract owners’ equity	804,617	(141,504)	172,948	-	21,306	2,725	1,670	-
Contract owners’ equity beginning of period	3,627,828	3,769,332	-	-	2,725	-	-	-

Contract owners’ equity end of period	$4,432,445	3,627,828	172,948	-	24,031	2,725	1,670	-

CHANGES IN UNITS:
Beginning units	255,315	292,178	-	-	265	-	-	-
Units purchased	46,441	35,287	14,133	-	2,476	293	134	-
Units redeemed	(29,440)	(72,150)	(120)	-	(396)	(28)	(9)	-

Ending units	272,316	255,315	14,013	-	2,345	265	125	-

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$303	-	8	-	2,168	-	184	-
Realized gain (loss) on investments	17	-	-	-	2,073	-	3	-
Change in unrealized gain (loss) on investments	484	-	(9)	-	2,112	-	3,247	-
Reinvested capital gains	-	-	3	-	12,401	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	804	-	2	-	18,754	-	3,434	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,797	-	2,695	-	8,859	-	(201)	-
Transfers between funds	506	-	458	-	135,640	-	22,672	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(260)	-	(102)	-	(1,573)	-	(119)	-
Asset charges (note 3)	(20)	-	(9)	-	(258)	-	(17)	-
Adjustments to maintain reserves	(3)	-	4	-	(5)	-	6	-

Net equity transactions	12,020	-	3,046	-	142,663	-	22,341	-

Net change in contract owners’ equity	12,824	-	3,048	-	161,417	-	25,775	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$12,824	-	3,048	-	161,417	-	25,775	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	992	-	314	-	14,172	-	1,650	-
Units redeemed	(22)	-	(11)	-	(3,656)	-	(9)	-

Ending units	970	-	303	-	10,516	-	1,641	-

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$74,504	74,579	2,378	694	4,373	-	13,754	1,180
Realized gain (loss) on investments	208,182	438,966	287	(17)	9	103	(79)	(108)
Change in unrealized gain (loss) on investments	777,457	(176,004)	3,286	917	(3,323)	1,869	(12,844)	6,963
Reinvested capital gains	45,021	161,362	-	-	6,257	-	3,411	29

Net increase (decrease) in contract owners’ equity resulting from operations	1,105,164	498,903	5,951	1,594	7,316	1,972	4,242	8,064

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	349,884	367,795	38,971	15,434	11,878	2,590	149,507	81,088
Transfers between funds	181,637	27,208	3,986	13,149	3,038	19,235	7,344	141,128
Surrenders (note 6)	(373,303)	(151,937)	-	-	-	-	(44)	-
Death Benefits (note 4)	(359)	(276)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(116,092)	21,800	-	-	68	57	-	-
Deductions for surrender charges (note 2d)	(33,380)	(22,194)	-	-	-	-	(96)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(200,470)	(212,660)	(5,334)	(1,279)	(4,078)	(1,445)	(15,526)	(4,026)
Asset charges (note 3)	(15,049)	(14,523)	(345)	(64)	(222)	(61)	(1,428)	(317)
Adjustments to maintain reserves	67	319	3	(6)	(1)	-	(2)	(3)

Net equity transactions	(207,065)	15,532	37,281	27,234	10,683	20,376	139,755	217,870

Net change in contract owners’ equity	898,099	514,435	43,232	28,828	17,999	22,348	143,997	225,934
Contract owners’ equity beginning of period	3,558,516	3,044,081	28,828	-	22,348	-	225,934	-

Contract owners’ equity end of period	$4,456,615	3,558,516	72,060	28,828	40,347	22,348	369,931	225,934

CHANGES IN UNITS:
Beginning units	256,742	254,190	2,701	-	2,078	-	20,920	-
Units purchased	33,838	37,548	4,014	2,830	1,325	2,225	15,165	21,338
Units redeemed	(47,040)	(34,996)	(802)	(129)	(381)	(147)	(2,467)	(418)

Ending units	243,540	256,742	5,913	2,701	3,022	2,078	33,618	20,920

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVGMNS		IVKMG1		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5	-	3,790	-	10,871	10,523	-	-
Realized gain (loss) on investments	636	5	13,859	(2,655)	97,757	273,644	34,761	(2,623)
Change in unrealized gain (loss) on investments	239	68	271,997	(12,463)	405,293	132,522	106,537	2,612
Reinvested capital gains	294	5	-	262	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,174	78	289,646	(14,856)	513,921	416,689	141,298	(11)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	735	-	57,164	52,516	136,070	136,358	41,771	37,034
Transfers between funds	2,532	3,829	(26,308)	878,021	21,835	(151,061)	321,475	224,108
Surrenders (note 6)	-	-	(54,752)	(24,973)	(103,581)	(295,654)	-	-
Death Benefits (note 4)	-	-	(7,799)	(244)	(8,056)	(287)	(1,168)	-
Net policy repayments (loans) (note 5)	-	-	(3,562)	(9,045)	(5,987)	(16,985)	(3)	(741)
Deductions for surrender charges (note 2d)	-	-	(4,696)	(3,302)	(12,175)	(11,383)	(20)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,389)	(255)	(40,657)	(28,751)	(89,420)	(100,868)	(17,732)	(8,390)
Asset charges (note 3)	(53)	(7)	(3,770)	(2,346)	(6,934)	(7,018)	(1,290)	(452)
Adjustments to maintain reserves	(10)	6	11	60	(8)	1	(397)	17

Net equity transactions	1,815	3,573	(84,369)	861,936	(68,256)	(446,897)	342,636	251,576

Net change in contract owners’ equity	2,989	3,651	205,277	847,080	445,665	(30,208)	483,934	251,565
Contract owners’ equity beginning of period	3,651	-	847,080	-	1,703,960	1,734,168	251,565	-

Contract owners’ equity end of period	$6,640	3,651	1,052,357	847,080	2,149,625	1,703,960	735,499	251,565

CHANGES IN UNITS:
Beginning units	354	-	86,194	-	118,192	148,985	25,034	-
Units purchased	333	380	7,048	93,628	11,735	10,499	30,954	26,032
Units redeemed	(120)	(26)	(15,088)	(7,434)	(16,007)	(41,292)	(1,928)	(998)

Ending units	567	354	78,154	86,194	113,920	118,192	54,060	25,034

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		MIGIC		MVIVIC		MNDIC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$82,569	18,800	5,535	3,687	1,165	26	-	-
Realized gain (loss) on investments	(93,435)	(123,283)	14,287	12,713	770	3	3,382	(102)
Change in unrealized gain (loss) on investments	376,313	(251,147)	188,510	74,727	8,019	134	55,564	314
Reinvested capital gains	-	337,747	27,686	38,440	-	-	2,560	43

Net increase (decrease) in contract owners’ equity resulting from operations	365,447	(17,883)	236,018	129,567	9,954	163	61,506	255

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	253,750	204,654	47,040	62,980	7,922	2,716	25,037	142
Transfers between funds	(500,458)	3,023,014	(15,477)	1,185	123,421	888	313,061	14,063
Surrenders (note 6)	(153,130)	(111,726)	(21,915)	(63,157)	-	-	(15,566)	-
Death Benefits (note 4)	(2,553)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(39,241)	3,792	(15,876)	(57,202)	-	-	(1,147)	-
Deductions for surrender charges (note 2d)	(17,668)	(20,787)	(1,794)	(10,278)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(114,250)	(111,659)	(42,850)	(45,774)	(2,087)	(200)	(9,803)	(171)
Asset charges (note 3)	(9,798)	(6,947)	(4,028)	(3,784)	(200)	(6)	(610)	(10)
Adjustments to maintain reserves	70	997	-	94	3	(5)	8	(5)

Net equity transactions	(583,278)	2,981,338	(54,900)	(115,936)	129,059	3,393	310,980	14,019

Net change in contract owners’ equity	(217,831)	2,963,455	181,118	13,631	139,013	3,556	372,486	14,274
Contract owners’ equity beginning of period	2,963,455	-	803,489	789,858	3,556	-	14,274	-

Contract owners’ equity end of period	$2,745,624	2,963,455	984,607	803,489	142,569	3,556	386,760	14,274

CHANGES IN UNITS:
Beginning units	295,978	-	54,370	62,519	333	-	1,381	-
Units purchased	33,040	331,130	3,018	4,806	10,453	485	25,967	1,399
Units redeemed	(89,064)	(35,152)	(6,252)	(12,955)	(348)	(152)	(907)	(18)

Ending units	239,954	295,978	51,136	54,370	10,438	333	26,441	1,381

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFIC		MVIVSC		MSVFI		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$67,783	82,088	10,162	2,162	20,456	21,217	98,464	46,435
Realized gain (loss) on investments	513,462	316,334	28,920	8,105	3,680	9,299	147,680	70,730
Change in unrealized gain (loss) on investments	1,168,532	330,912	101,767	24,159	(25,845)	15,193	1,093,025	351,586
Reinvested capital gains	17,534	38,054	-	-	-	-	101,720	195,602

Net increase (decrease) in contract owners’ equity resulting from operations	1,767,311	767,388	140,849	34,426	(1,709)	45,709	1,440,889	664,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	370,062	429,638	34,406	26,232	43,706	113,883	361,809	363,430
Transfers between funds	(85,333)	(185,617)	459,253	(222,238)	19,378	(101,681)	(108,351)	(292,931)
Surrenders (note 6)	(333,168)	(441,636)	(3,866)	(8,500)	(12,799)	(6,364)	(265,543)	(449,951)
Death Benefits (note 4)	(27,531)	(673)	-	-	(1,111)	(747)	(13,427)	(3,842)
Net policy repayments (loans) (note 5)	(79,460)	(1,825)	(7,958)	300	4,448	(9,996)	(36,228)	(34,952)
Deductions for surrender charges (note 2d)	(30,425)	(39,327)	(97)	(772)	(761)	(2,078)	(32,163)	(51,518)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(240,619)	(245,738)	(44,969)	(10,940)	(32,654)	(32,884)	(256,041)	(277,855)
Asset charges (note 3)	(20,645)	(18,756)	(1,773)	(893)	(2,123)	(2,120)	(19,775)	(18,703)
Adjustments to maintain reserves	4	20	10	(2)	2	32	1	10

Net equity transactions	(447,115)	(503,914)	435,006	(216,813)	18,086	(41,955)	(369,718)	(766,312)

Net change in contract owners’ equity	1,320,196	263,474	575,855	(182,387)	16,377	3,754	1,071,171	(101,959)
Contract owners’ equity beginning of period	5,104,427	4,840,953	240,070	422,457	542,985	539,231	4,700,811	4,802,770

Contract owners’ equity end of period	$6,424,623	5,104,427	815,925	240,070	559,362	542,985	5,771,982	4,700,811

CHANGES IN UNITS:
Beginning units	340,888	375,862	19,443	39,665	39,120	42,517	285,727	334,728
Units purchased	24,400	31,344	36,570	5,722	4,984	4,795	20,373	25,626
Units redeemed	(49,543)	(66,318)	(4,239)	(25,944)	(3,676)	(8,192)	(40,110)	(74,627)

Ending units	315,745	340,888	51,774	19,443	40,428	39,120	265,990	285,727

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$45,997	46,029	14,978	22,272	8,274	16,404	10,774	7,240
Realized gain (loss) on investments	171,832	243,765	43,981	25,356	123,932	1,150	404,114	(28,660)
Change in unrealized gain (loss) on investments	519,636	152,329	(82,030)	1,308	422,678	364,330	483,488	553,174
Reinvested capital gains	855	-	249	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	738,320	442,123	(22,822)	48,936	554,884	381,884	898,376	531,754

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,538	300,469	91,488	74,811	160,741	182,705	250,790	305,571
Transfers between funds	140,727	741,741	(126,026)	(14,865)	(155,082)	60,287	(143,978)	(282,063)
Surrenders (note 6)	(207,741)	(482,991)	(75,015)	(53,218)	(172,029)	(91,268)	(281,471)	(377,538)
Death Benefits (note 4)	(36,624)	-	-	-	(20,315)	-	-	(5,050)
Net policy repayments (loans) (note 5)	13,784	14,980	24,626	(6,795)	16,400	(20,864)	(10,269)	30,248
Deductions for surrender charges (note 2d)	(17,631)	(25,020)	(6,310)	(11,953)	(13,677)	(13,788)	(28,024)	(41,533)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,564)	(151,897)	(44,815)	(63,772)	(96,531)	(95,384)	(139,089)	(162,255)
Asset charges (note 3)	(12,580)	(11,171)	(3,243)	(3,744)	(7,942)	(7,086)	(12,229)	(11,976)
Adjustments to maintain reserves	(755)	(435)	(13)	3	61	346	(38)	(6)

Net equity transactions	(11,846)	385,676	(139,308)	(79,533)	(288,374)	14,948	(364,308)	(544,602)

Net change in contract owners’ equity	726,474	827,799	(162,130)	(30,597)	266,510	396,832	534,068	(12,848)
Contract owners’ equity beginning of period	3,206,725	2,378,926	969,533	1,000,130	2,153,541	1,756,709	3,207,136	3,219,984

Contract owners’ equity end of period	$3,933,199	3,206,725	807,403	969,533	2,420,051	2,153,541	3,741,204	3,207,136

CHANGES IN UNITS:
Beginning units	252,399	216,671	75,139	81,360	162,196	161,530	270,064	318,329
Units purchased	31,012	102,429	7,556	6,351	16,737	20,373	21,273	28,425
Units redeemed	(32,301)	(66,701)	(18,468)	(12,572)	(37,245)	(19,707)	(48,272)	(76,690)

Ending units	251,110	252,399	64,227	75,139	141,688	162,196	243,065	270,064

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGI2		HIBF3		GEM3		GIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,237	11,217	177,349	262,007	33,432	14,444	1,935	2,454
Realized gain (loss) on investments	53,744	29,334	118,639	4,252	89,322	200,635	4,604	(2,382)
Change in unrealized gain (loss) on investments	294,424	120,984	(96,910)	249,073	(109,438)	287,139	53,908	36,372
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	361,405	161,535	199,078	515,332	13,316	502,218	60,447	36,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,034	89,014	146,163	212,686	292,041	342,947	75,562	87,395
Transfers between funds	(3,745)	17,765	(592,536)	(1,966,129)	(177,802)	(715,349)	15,594	48,572
Surrenders (note 6)	(22,004)	(69,482)	(186,651)	(279,980)	(158,789)	(193,690)	(5,473)	(33,162)
Death Benefits (note 4)	-	-	(13,223)	-	-	(1,894)	(10,076)	-
Net policy repayments (loans) (note 5)	(8,658)	19,469	(6,422)	(12,844)	(41,549)	(10,912)	(7,110)	3,189
Deductions for surrender charges (note 2d)	(2,008)	(3,821)	(12,940)	(14,326)	(14,916)	(25,213)	(1,438)	(7,960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,822)	(67,974)	(124,415)	(169,089)	(132,429)	(185,237)	(22,826)	(20,557)
Asset charges (note 3)	(4,977)	(4,280)	(10,047)	(13,414)	(10,499)	(13,876)	(1,352)	(1,069)
Adjustments to maintain reserves	74	335	(2)	1,687	(6)	6	(9)	3

Net equity transactions	(6,106)	(18,974)	(800,073)	(2,241,409)	(243,949)	(803,218)	42,872	76,411

Net change in contract owners’ equity	355,299	142,561	(600,995)	(1,726,077)	(230,633)	(301,000)	103,319	112,855
Contract owners’ equity beginning of period	1,094,003	951,442	3,294,093	5,020,170	3,076,235	3,377,235	307,280	194,425

Contract owners’ equity end of period	$1,449,302	1,094,003	2,693,098	3,294,093	2,845,602	3,076,235	410,599	307,280

CHANGES IN UNITS:
Beginning units	107,574	109,519	193,522	338,304	159,093	204,764	32,228	23,568
Units purchased	9,929	11,301	8,921	14,878	20,272	22,577	9,450	15,672
Units redeemed	(10,326)	(13,246)	(54,492)	(159,660)	(33,298)	(68,248)	(5,125)	(7,012)

Ending units	107,177	107,574	147,951	193,522	146,067	159,093	36,553	32,228

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,916	3,451	12,627	11,032	19,672	24,386	41,506	25,932
Realized gain (loss) on investments	20,679	13,454	59,552	8,743	127,363	151,827	74,522	25,941
Change in unrealized gain (loss) on investments	66,652	63,750	247,425	37,013	713,617	70,789	615,964	191,299
Reinvested capital gains	-	-	45,537	49,035	-	-	76,377	97,498

Net increase (decrease) in contract owners’ equity resulting from operations	90,247	80,655	365,141	105,823	860,652	247,002	808,369	340,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(420)	(6)	32,818	22,497	250,873	297,249	585,831	404,014
Transfers between funds	(43,105)	(50,677)	212,644	39,233	15,215	(221,314)	(149,330)	(38,443)
Surrenders (note 6)	(3,592)	(5,559)	(7,245)	(18)	(34,359)	(84,519)	(75,643)	(297,940)
Death Benefits (note 4)	-	-	-	-	(13,349)	(646)	-	-
Net policy repayments (loans) (note 5)	(9,731)	(1,894)	(80,709)	-	(41,141)	(14,997)	13,859	285,801
Deductions for surrender charges (note 2d)	(755)	(1,776)	(2,651)	(149)	(9,475)	(18,196)	(14,344)	(5,648)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,735)	(28,672)	(15,798)	(10,066)	(117,078)	(123,253)	(139,423)	(132,923)
Asset charges (note 3)	(1,881)	(2,114)	(2,213)	(1,328)	(11,389)	(10,289)	(13,741)	(10,681)
Adjustments to maintain reserves	2	(8)	(4)	(4)	12	(46)	(4)	-

Net equity transactions	(78,217)	(90,706)	136,842	50,165	39,309	(176,011)	207,205	204,180

Net change in contract owners’ equity	12,030	(10,051)	501,983	155,988	899,961	70,991	1,015,574	544,850
Contract owners’ equity beginning of period	576,986	587,037	785,049	629,061	2,256,939	2,185,948	2,564,884	2,020,034

Contract owners’ equity end of period	$589,016	576,986	1,287,032	785,049	3,156,900	2,256,939	3,580,458	2,564,884

CHANGES IN UNITS:
Beginning units	69,053	80,953	82,884	77,667	209,086	225,562	246,572	225,700
Units purchased	-	-	22,661	6,535	25,077	29,536	50,303	47,648
Units redeemed	(9,091)	(11,900)	(11,063)	(1,318)	(23,079)	(46,012)	(31,385)	(26,776)

Ending units	59,962	69,053	94,482	82,884	211,084	209,086	265,490	246,572

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,133	22,220	55,324	40,842	28,880	28,793	133,742	85,268
Realized gain (loss) on investments	54,685	9,407	73,852	80,952	8,081	4,743	135,845	102,191
Change in unrealized gain (loss) on investments	85,868	92,994	421,751	211,361	17,241	51,858	785,824	409,559
Reinvested capital gains	30,497	17,045	92,492	41,709	24,054	22,941	188,458	89,774

Net increase (decrease) in contract owners’ equity resulting from operations	195,183	141,666	643,419	374,864	78,256	108,335	1,243,869	686,792

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	122,892	172,574	504,257	419,488	65,217	50,500	698,779	503,181
Transfers between funds	(170,229)	48,973	(108,626)	(479,208)	(72,901)	442,194	1,365,342	(166,627)
Surrenders (note 6)	-	(28,054)	(144,139)	(44,065)	(120,740)	(67,329)	(235,005)	(317,371)
Death Benefits (note 4)	(51,541)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	7,870	13,072	1,906	(11,671)	554	(26,869)	(27,650)	(13,740)
Deductions for surrender charges (note 2d)	-	(11,612)	(24,103)	(15,251)	(5,754)	(6,509)	(13,896)	(54,548)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,835)	(83,025)	(189,140)	(200,194)	(61,063)	(57,597)	(368,016)	(355,313)
Asset charges (note 3)	(5,839)	(4,939)	(15,402)	(13,853)	(3,946)	(3,807)	(29,017)	(24,695)
Adjustments to maintain reserves	(10)	2	(3)	2	(2)	7	(7)	2

Net equity transactions	(180,692)	106,991	24,750	(344,752)	(198,635)	330,590	1,390,530	(429,111)

Net change in contract owners’ equity	14,491	248,657	668,169	30,112	(120,379)	438,925	2,634,399	257,681
Contract owners’ equity beginning of period	1,481,910	1,233,253	2,963,587	2,933,475	1,693,605	1,254,680	5,942,074	5,684,393

Contract owners’ equity end of period	$1,496,401	1,481,910	3,631,756	2,963,587	1,573,226	1,693,605	8,576,473	5,942,074

CHANGES IN UNITS:
Beginning units	127,328	117,870	265,680	299,105	140,212	111,746	521,364	560,846
Units purchased	18,064	20,937	38,813	46,212	5,040	42,113	179,550	66,043
Units redeemed	(33,314)	(11,479)	(36,399)	(79,637)	(21,242)	(13,647)	(63,074)	(105,525)

Ending units	112,078	127,328	268,094	265,680	124,010	140,212	637,840	521,364

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$291,701	204,543	12,550	9,145	19,311	27,700	2,830	3,326
Realized gain (loss) on investments	635,876	614,856	6,588	9,315	12,800	6,091	260	566
Change in unrealized gain (loss) on investments	2,221,732	909,621	35,526	24,815	(58,521)	27,493	(8,755)	1,330
Reinvested capital gains	810,645	411,598	14,378	9,462	8,100	5,750	2,987	1,760

Net increase (decrease) in contract owners’ equity resulting from operations	3,959,954	2,140,618	69,042	52,737	(18,310)	67,034	(2,678)	6,982

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,891,713	2,066,994	36,700	38,721	48,321	66,798	8,407	7,425
Transfers between funds	15,731	(537,490)	99,034	(58,220)	(7,546)	14,439	(4,958)	48,327
Surrenders (note 6)	(902,593)	(1,012,747)	-	(4,202)	(125,767)	(15,633)	(71)	(494)
Death Benefits (note 4)	(18,878)	(7,092)	-	-	(38,609)	-	-	-
Net policy repayments (loans) (note 5)	(97,257)	(77,377)	306	(37,742)	650	(22,197)	(339)	-
Deductions for surrender charges (note 2d)	(115,256)	(175,438)	-	-	(1,116)	(5,138)	(352)	(493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(846,713)	(957,036)	(37,584)	(36,598)	(39,643)	(45,954)	(4,656)	(4,138)
Asset charges (note 3)	(76,246)	(69,791)	(2,725)	(2,332)	(3,490)	(3,655)	(596)	(452)
Adjustments to maintain reserves	(18)	(9)	(6)	(2)	2	(13)	2	3

Net equity transactions	(149,517)	(769,986)	95,725	(100,375)	(167,198)	(11,353)	(2,563)	50,178

Net change in contract owners’ equity	3,810,437	1,370,632	164,767	(47,638)	(185,508)	55,681	(5,241)	57,160
Contract owners’ equity beginning of period	16,240,169	14,869,537	552,808	600,446	925,290	869,609	145,300	88,140

Contract owners’ equity end of period	$20,050,606	16,240,169	717,575	552,808	739,782	925,290	140,059	145,300

CHANGES IN UNITS:
Beginning units	1,496,588	1,571,284	46,734	55,905	69,554	70,437	10,120	6,592
Units purchased	169,020	215,697	12,531	3,500	4,525	7,021	685	3,926
Units redeemed	(179,753)	(290,393)	(4,776)	(12,671)	(17,386)	(7,904)	(874)	(398)

Ending units	1,485,855	1,496,588	54,489	46,734	56,693	69,554	9,931	10,120

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF		GBF		CAF		GVIX6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$31,783	29,420	58,653	90,341	2,112	644	15,978	12,404
Realized gain (loss) on investments	90,335	100,332	(94,222)	(1,535)	7,981	2,350	20,927	(50,342)
Change in unrealized gain (loss) on investments	508,925	140,980	(155,974)	(110,401)	55,621	258	70,500	105,655
Reinvested capital gains	-	-	36,984	129,206	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	631,043	270,732	(154,559)	107,611	65,714	3,252	107,405	67,717

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	198,429	240,480	423,245	444,547	15,933	8,978	53,437	52,792
Transfers between funds	(45,501)	(107,411)	(940,577)	509,252	230,238	93,648	41,310	82,488
Surrenders (note 6)	(43,948)	(121,408)	(178,197)	(280,209)	-	(48,524)	(31,919)	(95,942)
Death Benefits (note 4)	(13,313)	(671)	(78,132)	(903)	-	-	-	-
Net policy repayments (loans) (note 5)	(43,923)	(15,859)	17,020	(45,084)	(571)	-	834	15,126
Deductions for surrender charges (note 2d)	(11,216)	(30,713)	(30,014)	(41,354)	-	-	(1,573)	(3,350)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(128,358)	(139,865)	(177,188)	(246,303)	(30,307)	(3,803)	(15,037)	(14,445)
Asset charges (note 3)	(9,868)	(9,048)	(14,699)	(15,520)	(785)	(345)	(1,509)	(1,379)
Adjustments to maintain reserves	14	-	(40)	27	10	(1)	1	1

Net equity transactions	(97,684)	(184,495)	(978,582)	324,453	214,518	49,953	45,544	35,291

Net change in contract owners’ equity	533,359	86,237	(1,133,141)	432,064	280,232	53,205	152,949	103,008
Contract owners’ equity beginning of period	2,068,628	1,982,391	4,093,836	3,661,772	65,984	12,779	501,384	398,376

Contract owners’ equity end of period	$2,601,987	2,068,628	2,960,695	4,093,836	346,216	65,984	654,333	501,384

CHANGES IN UNITS:
Beginning units	161,398	176,655	280,407	258,480	6,308	1,393	51,348	48,262
Units purchased	14,315	20,733	33,504	65,508	21,831	5,318	7,736	13,726
Units redeemed	(20,862)	(35,990)	(102,547)	(43,581)	(2,628)	(403)	(3,826)	(10,640)

Ending units	154,851	161,398	211,364	280,407	25,511	6,308	55,258	51,348

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$132,855	109,084	10,629	35,846	8,158	8,938	27,231	20,076
Realized gain (loss) on investments	221,054	(23,178)	126,792	18,442	50,931	12,465	23,289	34,695
Change in unrealized gain (loss) on investments	1,539,830	963,991	(16,794)	86,705	46,987	30,140	(8,132)	(8,850)
Reinvested capital gains	-	-	5,726	21,954	10,045	5,927	24,106	17,355

Net increase (decrease) in contract owners’ equity resulting from operations	1,893,739	1,049,897	126,353	162,947	116,121	57,470	66,494	63,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	872,890	981,874	75,472	62,035	48,186	48,362	63,030	131,297
Transfers between funds	(61,323)	(742,923)	(1,621,671)	1,538,266	52,342	87,492	388,447	(104,052)
Surrenders (note 6)	(198,905)	(428,616)	(27,055)	(43,563)	(216,036)	(2,339)	(51,174)	(5,046)
Death Benefits (note 4)	-	(43,905)	-	-	-	-	-	(45,301)
Net policy repayments (loans) (note 5)	(43,339)	(25,573)	12,951	(315)	(491)	(20,941)	11,944	(17,152)
Deductions for surrender charges (note 2d)	(48,879)	(88,924)	(4,666)	(15,743)	(18,831)	(860)	(6,009)	(1,906)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(402,091)	(446,322)	(45,911)	(69,260)	(35,624)	(37,241)	(70,192)	(78,026)
Asset charges (note 3)	(33,992)	(30,832)	(2,772)	(3,558)	(2,825)	(2,261)	(5,353)	(5,519)
Adjustments to maintain reserves	(7)	3	(6)	1	(1)	(6)	(6)	-

Net equity transactions	84,354	(825,218)	(1,613,658)	1,467,863	(173,280)	72,206	330,687	(125,705)

Net change in contract owners’ equity	1,978,093	224,679	(1,487,305)	1,630,810	(57,159)	129,676	397,181	(62,429)
Contract owners’ equity beginning of period	6,966,134	6,741,455	2,150,106	519,296	551,432	421,756	1,161,051	1,223,480

Contract owners’ equity end of period	$8,944,227	6,966,134	662,801	2,150,106	494,273	551,432	1,558,232	1,161,051

CHANGES IN UNITS:
Beginning units	498,146	558,744	152,424	40,269	36,269	31,138	85,237	94,469
Units purchased	55,222	91,536	5,115	123,849	8,418	9,707	32,160	10,388
Units redeemed	(50,723)	(152,134)	(116,113)	(11,694)	(17,481)	(4,576)	(8,274)	(19,620)

Ending units	502,645	498,146	41,426	152,424	27,206	36,269	109,123	85,237

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDM		GVDMA		GVDMC		MCIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$404,443	388,451	727,297	605,228	26,200	25,330	30,683	24,460
Realized gain (loss) on investments	81,307	(274,232)	18,512	(755,689)	27,222	26,435	125,679	218,168
Change in unrealized gain (loss) on investments	3,203,521	2,246,370	7,748,502	4,668,023	79,702	52,373	514,439	(38,083)
Reinvested capital gains	-	-	-	-	18,797	6,071	68,239	148,892

Net increase (decrease) in contract owners’ equity resulting from operations	3,689,271	2,360,589	8,494,311	4,517,562	151,921	110,209	739,040	353,437

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,184,479	1,382,250	4,574,693	4,644,833	135,111	133,214	192,836	319,190
Transfers between funds	(1,610,568)	(662,093)	358,010	(132,088)	(47,021)	55,824	174,297	(189,017)
Surrenders (note 6)	(490,592)	(252,578)	(1,833,490)	(1,965,475)	(10,415)	(33,986)	(211,284)	(231,158)
Death Benefits (note 4)	-	(15,967)	-	(35,221)	-	-	(3,392)	-
Net policy repayments (loans) (note 5)	(213,929)	(30,627)	(127,321)	(234,228)	(19,711)	(3,136)	(17,941)	3,823
Deductions for surrender charges (note 2d)	(54,970)	(44,345)	(198,730)	(293,995)	(1,352)	(2,817)	(16,798)	(20,173)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(979,463)	(1,056,052)	(1,887,998)	(2,089,268)	(115,820)	(118,344)	(101,745)	(104,839)
Asset charges (note 3)	(75,685)	(72,956)	(165,957)	(149,615)	(6,326)	(6,058)	(9,669)	(8,667)
Adjustments to maintain reserves	(9)	7	134	14	-	-	(7)	1,249

Net equity transactions	(2,240,737)	(752,361)	719,341	(255,043)	(65,534)	24,697	6,297	(229,592)

Net change in contract owners’ equity	1,448,534	1,608,228	9,213,652	4,262,519	86,387	134,906	745,337	123,845
Contract owners’ equity beginning of period	23,808,844	22,200,616	37,096,236	32,833,717	1,494,302	1,359,396	2,280,853	2,157,008

Contract owners’ equity end of period	$25,257,378	23,808,844	46,309,888	37,096,236	1,580,689	1,494,302	3,026,190	2,280,853

CHANGES IN UNITS:
Beginning units	1,689,096	1,745,290	2,613,849	2,631,844	106,307	104,485	133,653	148,481
Units purchased	79,950	108,525	328,399	348,646	9,175	13,942	19,137	17,899
Units redeemed	(232,643)	(164,719)	(275,852)	(366,641)	(13,710)	(12,120)	(19,508)	(32,727)

Ending units	1,536,403	1,689,096	2,666,396	2,613,849	101,772	106,307	133,282	133,653

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM		SAM5		NVMIG3		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	1	-	-	28,520	12,390	29,832	4,622
Realized gain (loss) on investments	-	-	-	-	84,128	86,506	58,843	(60,924)
Change in unrealized gain (loss) on investments	-	-	-	-	327,577	201,710	170,445	234,946
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1	-	-	440,225	300,606	259,120	178,644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,219,630	2,109,792	1,405,682	762,487	230,404	270,663	100,613	145,834
Transfers between funds	(749,332)	2,500,829	(1,815,833)	226,819	(51,162)	(109,359)	(39,532)	(169,241)
Surrenders (note 6)	(1,609,202)	(2,809,876)	(5,641)	(30,786)	(63,147)	(87,035)	(32,164)	(143,382)
Death Benefits (note 4)	(81,703)	(4,908)	(10,683)	-	(17,719)	(855)	(1,659)	-
Net policy repayments (loans) (note 5)	172,878	477,257	47	47	(39,461)	(18,471)	(25,579)	(38,458)
Deductions for surrender charges (note 2d)	(133,297)	(154,538)	-	-	(13,921)	(21,176)	(4,849)	(18,719)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(848,586)	(924,739)	(66,591)	(38,822)	(122,418)	(138,087)	(62,288)	(71,484)
Asset charges (note 3)	(62,125)	(62,387)	(4,010)	(2,220)	(9,332)	(8,850)	(5,365)	(5,326)
Adjustments to maintain reserves	(1,410)	1	9	(5)	8	14	2	6

Net equity transactions	(2,093,147)	1,131,431	(497,020)	917,520	(86,748)	(113,156)	(70,821)	(300,770)

Net change in contract owners’ equity	(2,093,147)	1,131,432	(497,020)	917,520	353,477	187,450	188,299	(122,126)
Contract owners’ equity beginning of period	9,873,813	8,742,381	917,520	-	2,112,840	1,925,390	1,233,555	1,355,681

Contract owners’ equity end of period	$7,780,666	9,873,813	420,500	917,520	2,466,317	2,112,840	1,421,854	1,233,555

CHANGES IN UNITS:
Beginning units	859,933	761,394	91,752	-	210,720	222,325	117,243	151,058
Units purchased	141,134	530,942	148,287	150,926	22,859	30,410	9,622	16,104
Units redeemed	(323,431)	(432,403)	(197,989)	(59,174)	(30,867)	(42,015)	(15,567)	(49,919)

Ending units	677,636	859,933	42,050	91,752	202,712	210,720	111,298	117,243

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$32,048	19,347	27,398	22,300	-	-	588	9
Realized gain (loss) on investments	345,055	81,503	143,788	23,356	224,038	134,449	150	-
Change in unrealized gain (loss) on investments	590,397	365,207	323,520	212,717	512,904	(22,711)	2,264	2
Reinvested capital gains	293,923	95,658	97,228	-	204,839	251,122	232	54

Net increase (decrease) in contract owners’ equity resulting from operations	1,261,423	561,715	591,934	258,373	941,781	362,860	3,234	65

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	274,448	276,006	95,242	124,803	204,266	258,969	1,143	394
Transfers between funds	(380,971)	(36,812)	78,154	32,761	(91,462)	(150,466)	57,352	465
Surrenders (note 6)	(578,982)	(107,565)	(168,441)	(74,132)	(207,290)	(86,770)	-	-
Death Benefits (note 4)	(34,085)	(603)	-	-	(7,368)	(415)	-	-
Net policy repayments (loans) (note 5)	(156,096)	(60,222)	(33,603)	(9,707)	(53,562)	(16,345)	23	23
Deductions for surrender charges (note 2d)	(55,164)	(24,441)	(13,292)	(10,629)	(27,532)	(21,712)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(171,860)	(186,367)	(79,773)	(80,477)	(147,901)	(165,967)	(917)	(296)
Asset charges (note 3)	(13,992)	(13,594)	(7,219)	(6,219)	(11,652)	(11,111)	(59)	(3)
Adjustments to maintain reserves	(1)	(4)	(9)	1	3	6	-	-

Net equity transactions	(1,116,703)	(153,602)	(128,941)	(23,599)	(342,498)	(193,811)	57,542	583

Net change in contract owners’ equity	144,720	408,113	462,993	234,774	599,283	169,049	60,776	648
Contract owners’ equity beginning of period	3,902,185	3,494,072	1,713,086	1,478,312	2,632,350	2,463,301	648	-

Contract owners’ equity end of period	$4,046,905	3,902,185	2,176,079	1,713,086	3,231,633	2,632,350	61,424	648

CHANGES IN UNITS:
Beginning units	362,034	377,197	168,401	171,204	236,286	254,093	61	-
Units purchased	20,819	33,167	16,546	16,902	17,309	26,757	4,272	91
Units redeemed	(104,197)	(48,330)	(27,004)	(19,705)	(44,821)	(44,564)	(74)	(30)

Ending units	278,656	362,034	157,943	168,401	208,774	236,286	4,259	61

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCVF		SCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$25,656	20,690	-	-	9,743	7,479	2,888	2,867
Realized gain (loss) on investments	115,963	69,248	85,721	271,412	46,892	25,524	160,806	(579)
Change in unrealized gain (loss) on investments	399,509	5,635	325,071	(54,833)	316,250	126,568	565,587	270,301
Reinvested capital gains	99,250	172,289	70,541	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	640,378	267,862	481,333	216,579	372,885	159,571	729,281	272,589

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	168,825	192,186	69,134	65,981	71,083	54,612	143,861	166,608
Transfers between funds	(32,977)	(58,036)	(22,410)	(505,625)	157,140	47,244	(71,955)	(114,514)
Surrenders (note 6)	(57,759)	(68,289)	(73,409)	(90,190)	(54,632)	(70,685)	(159,175)	(216,387)
Death Benefits (note 4)	(12,961)	(589)	-	-	-	-	(2,774)	-
Net policy repayments (loans) (note 5)	(65,316)	(20,915)	(7,968)	(100,942)	(4,587)	(13,929)	(48,033)	2,656
Deductions for surrender charges (note 2d)	(9,567)	(13,428)	(5,913)	(17,308)	(5,208)	(10,995)	(16,135)	(17,489)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,896)	(105,625)	(55,618)	(74,954)	(47,855)	(45,275)	(100,935)	(106,737)
Asset charges (note 3)	(8,565)	(7,521)	(4,819)	(5,592)	(4,496)	(3,686)	(9,208)	(8,377)
Adjustments to maintain reserves	14	7	(7)	(5)	3	5	(104)	(34)

Net equity transactions	(119,202)	(82,210)	(101,010)	(728,635)	111,448	(42,709)	(264,458)	(294,274)

Net change in contract owners’ equity	521,176	185,652	380,323	(512,056)	484,333	116,862	464,823	(21,685)
Contract owners’ equity beginning of period	1,853,702	1,668,050	1,152,420	1,664,476	905,469	788,607	1,847,369	1,869,054

Contract owners’ equity end of period	$2,374,878	1,853,702	1,532,743	1,152,420	1,389,802	905,469	2,312,192	1,847,369

CHANGES IN UNITS:
Beginning units	154,640	161,898	93,837	153,744	61,960	64,996	123,263	144,043
Units purchased	12,916	19,264	7,819	9,908	12,304	7,680	9,187	12,793
Units redeemed	(21,534)	(26,522)	(15,159)	(69,815)	(6,527)	(10,716)	(22,960)	(33,573)

Ending units	146,022	154,640	86,497	93,837	67,737	61,960	109,490	123,263

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$82,783	64,480	464	105	9,134	13,503	103,613	83,878
Realized gain (loss) on investments	88,723	82,817	(49)	23	3,609	8,344	408,141	179,189
Change in unrealized gain (loss) on investments	(201,425)	147,909	(479)	(32)	(13,093)	18,468	3,612,825	1,732,745
Reinvested capital gains	-	-	29	-	697	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,919)	295,206	(35)	96	347	40,315	4,124,579	1,995,812

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	165,014	193,611	16,825	14,351	20,605	62,778	966,095	1,259,651
Transfers between funds	(47,343)	98,457	19,832	(1,810)	(45,535)	(8,046)	(597,500)	(834,713)
Surrenders (note 6)	(160,785)	(366,769)	-	-	(67,705)	(232,252)	(505,667)	(702,920)
Death Benefits (note 4)	(17,327)	-	-	-	-	(2,077)	(13,411)	(1,288)
Net policy repayments (loans) (note 5)	16,060	26,750	-	-	21,409	32,285	(207,378)	(62,424)
Deductions for surrender charges (note 2d)	(9,038)	(14,587)	(293)	-	(6,810)	(12,638)	(60,824)	(113,340)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,161)	(140,734)	(2,394)	(382)	(62,536)	(71,827)	(643,751)	(722,644)
Asset charges (note 3)	(10,309)	(11,056)	(188)	(18)	(3,285)	(4,214)	(49,944)	(46,844)
Adjustments to maintain reserves	(10)	3	7	(4)	5	(295)	(29)	(1)

Net equity transactions	(186,899)	(214,325)	33,789	12,137	(143,852)	(236,286)	(1,112,409)	(1,224,523)

Net change in contract owners’ equity	(216,818)	80,881	33,754	12,233	(143,505)	(195,971)	3,012,170	771,289
Contract owners’ equity beginning of period	2,591,645	2,510,764	12,233	-	996,655	1,192,626	11,859,790	11,088,501

Contract owners’ equity end of period	$2,374,827	2,591,645	45,987	12,233	853,150	996,655	14,871,960	11,859,790

CHANGES IN UNITS:
Beginning units	171,391	186,382	1,201	-	87,129	107,935	719,327	798,211
Units purchased	15,399	18,251	3,991	1,418	6,595	10,445	54,121	75,212
Units redeemed	(27,952)	(33,242)	(692)	(217)	(19,219)	(31,251)	(113,605)	(154,096)

Ending units	158,838	171,391	4,500	1,201	74,505	87,129	659,843	719,327

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIDAP		NVDBLP		NVDCAP		NVIDCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,401	513	1,425	278	1,363	392	710	222
Realized gain (loss) on investments	1,683	84	2,319	1,015	361	151	14	13
Change in unrealized gain (loss) on investments	17,809	770	2,929	14	6,129	6	299	(163)
Reinvested capital gains	-	-	531	304	857	67	508	122

Net increase (decrease) in contract owners’ equity resulting from operations	21,893	1,367	7,204	1,611	8,710	616	1,531	194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,469	19,541	66,454	32,453	37,208	17,280	33,796	23,821
Transfers between funds	62,850	10,787	11,911	(14,453)	20,457	9,157	1,363	3,650
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(23)	-	2	(71)	(405)	-	-	-
Deductions for surrender charges (note 2d)	(204)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,678)	(2,935)	(15,280)	(4,836)	(12,014)	(4,092)	(6,361)	(2,586)
Asset charges (note 3)	(709)	(58)	(363)	(38)	(439)	(52)	(185)	(36)
Adjustments to maintain reserves	(7)	3	7	(4)	(4)	(1)	7	(4)

Net equity transactions	91,698	27,338	62,731	13,051	44,803	22,292	28,620	24,845

Net change in contract owners’ equity	113,591	28,705	69,935	14,662	53,513	22,908	30,151	25,039
Contract owners’ equity beginning of period	28,705	-	14,662	-	22,908	-	25,039	-

Contract owners’ equity end of period	$142,296	28,705	84,597	14,662	76,421	22,908	55,190	25,039

CHANGES IN UNITS:
Beginning units	2,739	-	1,421	-	2,204	-	2,449	-
Units purchased	9,283	3,037	11,004	5,700	5,058	2,616	3,318	2,733
Units redeemed	(1,364)	(298)	(5,210)	(4,279)	(1,119)	(412)	(624)	(284)

Ending units	10,658	2,739	7,215	1,421	6,143	2,204	5,143	2,449

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVIDMP		NVDMAP		NVDMCP		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$14,390	5,137	6,834	2,219	2,522	133	41,417	46,209
Realized gain (loss) on investments	6,710	490	6,939	1	231	135	22,373	3,778
Change in unrealized gain (loss) on investments	58,225	4,639	33,335	3,673	1,768	(14)	318,263	261,913
Reinvested capital gains	-	-	-	-	1,579	25	20,335	31,941

Net increase (decrease) in contract owners’ equity resulting from operations	79,325	10,266	47,108	5,893	6,100	279	402,388	343,841

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	503,301	113,822	262,021	103,387	127,567	3,658	227,739	267,057
Transfers between funds	38,773	184,441	13,646	18,173	4,972	4,925	12,434	(149,394)
Surrenders (note 6)	(625)	-	(2,275)	(490)	-	-	(44,300)	(48,699)
Death Benefits (note 4)	-	-	-	-	-	-	(13,375)	(841)
Net policy repayments (loans) (note 5)	(20,000)	-	(18,410)	78	-	-	(37,624)	(9,477)
Deductions for surrender charges (note 2d)	(920)	-	(2,571)	-	(298)	-	(13,369)	(18,050)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,445)	(14,218)	(32,143)	(8,171)	(11,784)	(2,074)	(119,241)	(127,781)
Asset charges (note 3)	(3,998)	(642)	(1,638)	(255)	(674)	(24)	(9,030)	(8,108)
Adjustments to maintain reserves	3	(1)	2	4	4	2	(4)	11

Net equity transactions	457,089	283,402	218,632	112,726	119,787	6,487	3,230	(95,282)

Net change in contract owners’ equity	536,414	293,668	265,740	118,619	125,887	6,766	405,618	248,559
Contract owners’ equity beginning of period	293,668	-	118,619	-	6,766	-	2,015,574	1,767,015

Contract owners’ equity end of period	$830,082	293,668	384,359	118,619	132,653	6,766	2,421,192	2,015,574

CHANGES IN UNITS:
Beginning units	28,367	-	11,360	-	658	-	138,871	145,564
Units purchased	48,507	29,839	23,504	12,618	12,170	865	16,515	21,462
Units redeemed	(8,214)	(1,472)	(4,829)	(1,258)	(1,172)	(207)	(16,480)	(28,155)

Ending units	68,660	28,367	30,035	11,360	11,656	658	138,906	138,871

	(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		NVRE1		NVLMP		NVSIX2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	31,002	60,182	46,756	1,252	-	1,110	-
Realized gain (loss) on investments	164,115	72,243	278,706	758,562	52	-	90	-
Change in unrealized gain (loss) on investments	720,481	312,488	(475,821)	(605,432)	1,615	-	5,431	-
Reinvested capital gains	-	-	289,872	475,940	317	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	884,596	415,733	152,939	675,826	3,236	-	6,631	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	220,522	260,584	316,978	534,084	59,478	-	3,536	-
Transfers between funds	103,329	(111,836)	(157,252)	(110,300)	186	-	95,208	-
Surrenders (note 6)	(128,790)	(210,868)	(538,927)	(390,581)	-	-	1	-
Death Benefits (note 4)	(2,510)	(853)	(6,047)	(2,329)	-	-	-	-
Net policy repayments (loans) (note 5)	(42,953)	(37,056)	(17,414)	6,689	-	-	-	-
Deductions for surrender charges (note 2d)	(16,724)	(33,761)	(31,429)	(44,884)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,487)	(144,694)	(204,965)	(253,443)	(1,974)	-	(632)	-
Asset charges (note 3)	(11,851)	(10,587)	(16,634)	(19,555)	(138)	-	(58)	-
Adjustments to maintain reserves	(14)	(6)	(341)	(1)	1	-	-	-

Net equity transactions	(20,478)	(289,077)	(656,031)	(280,320)	57,553	-	98,055	-

Net change in contract owners’ equity	864,118	126,656	(503,092)	395,506	60,789	-	104,686	-
Contract owners’ equity beginning of period	2,537,887	2,411,231	4,374,989	3,979,483	-	-	-	-

Contract owners’ equity end of period	$3,402,005	2,537,887	3,871,897	4,374,989	60,789	-	104,686	-

CHANGES IN UNITS:
Beginning units	194,189	218,564	368,883	388,504	-	-	-	-
Units purchased	23,093	19,348	31,068	53,530	5,596	-	8,313	-
Units redeemed	(25,370)	(43,723)	(83,135)	(73,151)	(193)	-	(57)	-

Ending units	191,912	194,189	316,816	368,883	5,403	-	8,256	-

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVEX1		NOTB3		NOTG3		NOTMG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,354	-	4	-	-	-	39	-
Realized gain (loss) on investments	3,189	-	1	-	1	-	3	-
Change in unrealized gain (loss) on investments	23,954	-	133	-	1,933	-	882	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,497	-	138	-	1,934	-	924	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,031	-	3,102	-	58,722	-	35,101	-
Transfers between funds	418,672	-	3,304	-	2,750	-	218	-
Surrenders (note 6)	(1)	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,754)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,253)	-	(207)	-	(182)	-	(203)	-
Asset charges (note 3)	(384)	-	(7)	-	(37)	-	(31)	-
Adjustments to maintain reserves	1	-	-	-	4	-	5	-

Net equity transactions	427,312	-	6,192	-	61,257	-	35,090	-

Net change in contract owners’ equity	460,809	-	6,330	-	63,191	-	36,014	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$460,809	-	6,330	-	63,191	-	36,014	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	39,944	-	634	-	5,811	-	3,401	-
Units redeemed	(1,011)	-	(21)	-	(20)	-	(22)	-

Ending units	38,933	-	613	-	5,791	-	3,379	-

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,759	6,503	47,444	79,903	27,408	44,773	31,256	10,812
Realized gain (loss) on investments	198,396	84,742	4,472	124,554	370,543	153,480	191,833	141,603
Change in unrealized gain (loss) on investments	176,127	67,733	(419,873)	(51,652)	185,398	26,389	774,498	104,172
Reinvested capital gains	90,587	37,897	114,163	72,608	32,185	104,039	38,435	83,879

Net increase (decrease) in contract owners’ equity resulting from operations	474,869	196,875	(253,794)	225,413	615,534	328,681	1,036,022	340,466

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,237	60,300	193,257	234,874	207,163	169,940	241,081	355,462
Transfers between funds	166,657	(28,561)	(1,252,317)	893,810	(429,105)	308,093	262,495	(91,025)
Surrenders (note 6)	(154,739)	(152,086)	(147,367)	(519,187)	(190,582)	(112,670)	(185,140)	(149,739)
Death Benefits (note 4)	-	-	(1,018)	(316)	-	-	(4,281)	(349)
Net policy repayments (loans) (note 5)	(63,188)	(3,067)	(14,358)	(17,948)	(12,604)	(16,898)	(6,114)	(16,387)
Deductions for surrender charges (note 2d)	(8,714)	(3,571)	(13,182)	(17,357)	(18,972)	(11,683)	(12,591)	(21,906)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,821)	(32,120)	(114,408)	(147,977)	(94,062)	(103,683)	(131,919)	(128,866)
Asset charges (note 3)	(3,545)	(2,959)	(9,410)	(10,837)	(7,767)	(7,103)	(12,010)	(10,220)
Adjustments to maintain reserves	1	(5)	(1)	9	(198)	(103)	94	1,261

Net equity transactions	(23,112)	(162,069)	(1,358,804)	415,071	(546,127)	225,893	151,615	(61,769)

Net change in contract owners’ equity	451,757	34,806	(1,612,598)	640,484	69,407	554,574	1,187,637	278,697
Contract owners’ equity beginning of period	1,155,401	1,120,595	3,568,919	2,928,435	2,327,849	1,773,275	2,540,954	2,262,257

Contract owners’ equity end of period	$1,607,158	1,155,401	1,956,321	3,568,919	2,397,256	2,327,849	3,728,591	2,540,954

CHANGES IN UNITS:
Beginning units	93,545	107,736	230,905	203,460	129,174	114,467	159,620	164,483
Units purchased	24,393	8,317	13,835	74,067	10,749	25,473	28,903	24,401
Units redeemed	(23,687)	(22,508)	(106,442)	(46,622)	(37,686)	(10,766)	(22,067)	(29,264)

Ending units	94,251	93,545	138,298	230,905	102,237	129,174	166,456	159,620

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAP		FQB		FNRS2		FEIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$34,530	65,177	49,354	63,492	34,225	36,249	94,954	94,875
Realized gain (loss) on investments	75,358	244,447	36,841	11,395	533,460	346,484	51,931	(96,467)
Change in unrealized gain (loss) on investments	224,937	(135,254)	(72,361)	49,897	454,563	(167,223)	509,261	301,219
Reinvested capital gains	4,162	-	-	-	30,199	-	261,745	202,114

Net increase (decrease) in contract owners’ equity resulting from operations	338,987	174,370	13,834	124,784	1,052,447	215,510	917,891	501,741

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	126,964	179,138	81,117	214,924	425,806	406,637	341,350	293,230
Transfers between funds	(73,925)	226,788	341,000	(426,236)	(563,154)	129,953	181,752	(174,577)
Surrenders (note 6)	(66,080)	(356,878)	(94,185)	(39,322)	(198,262)	(238,789)	(219,962)	(117,734)
Death Benefits (note 4)	-	(433)	-	-	(6,292)	(2,019)	(24,992)	-
Net policy repayments (loans) (note 5)	(19,447)	(50,518)	(22,863)	(12,652)	(79,285)	(1,843)	(14,126)	(9,119)
Deductions for surrender charges (note 2d)	(2,584)	(15,101)	(9,308)	(8,908)	(23,446)	(29,805)	(21,363)	(26,355)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,669)	(78,362)	(57,812)	(75,132)	(224,963)	(232,252)	(196,968)	(194,044)
Asset charges (note 3)	(6,838)	(6,869)	(4,538)	(5,293)	(18,514)	(17,897)	(14,659)	(12,647)
Adjustments to maintain reserves	-	(5)	(30)	(9)	38	14	5	(8)

Net equity transactions	(107,579)	(102,240)	233,381	(352,628)	(688,072)	13,999	31,037	(241,254)

Net change in contract owners’ equity	231,408	72,130	247,215	(227,844)	364,375	229,509	948,928	260,487
Contract owners’ equity beginning of period	1,636,343	1,564,213	1,276,978	1,504,822	4,607,964	4,378,455	3,222,652	2,962,165

Contract owners’ equity end of period	$1,867,751	1,636,343	1,524,193	1,276,978	4,972,339	4,607,964	4,171,580	3,222,652

CHANGES IN UNITS:
Beginning units	104,346	110,150	84,552	109,325	252,178	250,963	243,481	262,266
Units purchased	8,920	24,555	28,879	15,291	27,655	32,924	38,305	30,671
Units redeemed	(14,918)	(30,359)	(13,544)	(40,064)	(60,639)	(31,709)	(35,577)	(49,456)

Ending units	98,348	104,346	99,887	84,552	219,194	252,178	246,209	243,481

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF20S		FF30S		FGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$14,925	15,200	44,650	46,065	41,890	41,512	4,490	10,397
Realized gain (loss) on investments	8,836	86,014	76,184	(14,945)	87,435	126,727	85,310	68,250
Change in unrealized gain (loss) on investments	80,396	(8,912)	222,999	217,238	301,913	121,874	613,497	186,202
Reinvested capital gains	10,817	11,987	34,179	27,733	34,226	18,642	1,620	-

Net increase (decrease) in contract owners’ equity resulting from operations	114,974	104,289	378,012	276,091	465,464	308,755	704,917	264,849

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	42,549	58,435	247,335	254,727	329,241	361,504	223,272	192,411
Transfers between funds	(310)	268,355	(91,457)	26,505	60,911	(285,242)	34,809	98,827
Surrenders (note 6)	(387)	(280,954)	(83,309)	(76,791)	(75,574)	(11,584)	(151,767)	(117,788)
Death Benefits (note 4)	-	-	-	-	-	-	(1,058)	(279)
Net policy repayments (loans) (note 5)	8,443	(62)	(20,625)	(18,304)	7,672	(38,460)	(30,190)	(46,138)
Deductions for surrender charges (note 2d)	(8,122)	(19,054)	(4,998)	(8,157)	(5,345)	(19,644)	(15,351)	(9,404)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,093)	(61,997)	(104,501)	(108,947)	(138,784)	(130,834)	(141,376)	(140,732)
Asset charges (note 3)	(3,239)	(3,830)	(9,158)	(8,475)	(10,869)	(8,866)	(9,520)	(8,189)
Adjustments to maintain reserves	(7)	(7)	8	(12)	3	7	207	398

Net equity transactions	(11,166)	(39,114)	(66,705)	60,546	167,255	(133,119)	(90,974)	(30,894)

Net change in contract owners’ equity	103,808	65,175	311,307	336,637	632,719	175,636	613,943	233,955
Contract owners’ equity beginning of period	865,240	800,065	2,430,109	2,093,472	2,117,427	1,941,791	2,077,386	1,843,431

Contract owners’ equity end of period	$969,048	865,240	2,741,416	2,430,109	2,750,146	2,117,427	2,691,329	2,077,386

CHANGES IN UNITS:
Beginning units	57,481	59,362	159,771	155,790	140,028	148,294	148,037	150,472
Units purchased	2,670	23,994	16,096	21,108	27,183	32,555	22,679	25,363
Units redeemed	(3,377)	(25,875)	(20,428)	(17,127)	(17,519)	(40,821)	(29,906)	(27,798)

Ending units	56,774	57,481	155,439	159,771	149,692	140,028	140,810	148,037

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIGBS		FMCS		FOSR		FVSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$100,162	104,701	32,002	34,686	26,965	33,009	1,440	816
Realized gain (loss) on investments	22,164	85,328	207,337	47,937	86,848	(204,423)	10,816	(12)
Change in unrealized gain (loss) on investments	(262,826)	(46,457)	1,114,600	349,565	433,165	501,085	35,166	37,356
Reinvested capital gains	53,442	125,283	1,004,542	532,273	7,944	5,991	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(87,058)	268,855	2,358,481	964,461	554,922	335,662	47,422	38,160

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	422,948	525,620	487,607	544,110	171,099	195,612	11,017	11,701
Transfers between funds	(269,501)	232,104	54,010	(538,629)	43,792	15,807	(276)	(1,688)
Surrenders (note 6)	(147,094)	(588,708)	(434,093)	(546,008)	(132,553)	(179,766)	(26,601)	(14,664)
Death Benefits (note 4)	(63,987)	(629)	(3,923)	(280)	(2,327)	(1,370)	(1,135)	-
Net policy repayments (loans) (note 5)	(877)	(50,609)	(121,556)	(55,359)	(14,004)	24,291	(236)	751
Deductions for surrender charges (note 2d)	(33,240)	(62,350)	(45,999)	(54,209)	(13,427)	(30,401)	(988)	(1,751)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(211,840)	(281,842)	(337,444)	(367,057)	(100,738)	(116,383)	(9,344)	(9,829)
Asset charges (note 3)	(17,766)	(19,904)	(26,242)	(24,462)	(8,678)	(8,567)	(858)	(768)
Adjustments to maintain reserves	(14)	31	11	(27)	55	336	5	-

Net equity transactions	(321,371)	(246,287)	(427,629)	(1,041,921)	(56,781)	(100,441)	(28,416)	(16,248)

Net change in contract owners’ equity	(408,429)	22,568	1,930,852	(77,460)	498,141	235,221	19,006	21,912
Contract owners’ equity beginning of period	4,739,527	4,716,959	6,692,700	6,770,160	1,860,855	1,625,634	171,540	149,628

Contract owners’ equity end of period	$4,331,098	4,739,527	8,623,552	6,692,700	2,358,996	1,860,855	190,546	171,540

CHANGES IN UNITS:
Beginning units	313,387	329,888	382,250	443,710	134,487	141,771	11,532	12,785
Units purchased	31,677	40,585	31,747	32,947	19,531	19,185	676	978
Units redeemed	(53,168)	(57,086)	(52,007)	(94,407)	(23,176)	(26,469)	(2,388)	(2,231)

Ending units	291,896	313,387	361,990	382,250	130,842	134,487	9,820	11,532

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$213,071	130,375	40,826	35,520	68,389	43,736	31,520	22,802
Realized gain (loss) on investments	83,588	(20,272)	33,146	6,159	492,268	324,000	81,775	(43,982)
Change in unrealized gain (loss) on investments	114,982	130,294	521,600	180,742	825,484	357,295	(138,103)	212,880
Reinvested capital gains	-	-	-	-	75,733	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	411,641	240,397	595,572	222,421	1,461,874	725,031	(24,808)	191,700

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	162,372	195,226	138,619	182,189	264,325	343,624	148,610	187,327
Transfers between funds	1,275,045	58,631	79,266	41,424	(299,827)	(319,782)	113,358	(225,022)
Surrenders (note 6)	(147,356)	(152,383)	(64,053)	(201,197)	(249,144)	(363,694)	(65,853)	(114,736)
Death Benefits (note 4)	(2,745)	-	-	-	(27,066)	(502)	(808)	(1,423)
Net policy repayments (loans) (note 5)	(73,038)	18,677	(61,426)	(43,730)	(106,727)	(11,742)	10,120	(25,398)
Deductions for surrender charges (note 2d)	(15,081)	(17,427)	(4,253)	(20,503)	(30,843)	(32,103)	(5,914)	(12,845)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133,539)	(123,090)	(101,181)	(103,468)	(194,491)	(221,954)	(92,182)	(101,508)
Asset charges (note 3)	(9,886)	(8,011)	(7,988)	(7,346)	(16,400)	(15,434)	(6,296)	(6,637)
Adjustments to maintain reserves	-	(8)	10	(10)	9	(8)	52	20

Net equity transactions	1,055,772	(28,385)	(21,006)	(152,641)	(660,164)	(621,595)	101,087	(300,222)

Net change in contract owners’ equity	1,467,413	212,012	574,566	69,780	801,710	103,436	76,279	(108,522)
Contract owners’ equity beginning of period	2,127,664	1,915,652	1,992,349	1,922,569	4,299,415	4,195,979	1,542,997	1,651,519

Contract owners’ equity end of period	$3,595,077	2,127,664	2,566,915	1,992,349	5,101,125	4,299,415	1,619,276	1,542,997

CHANGES IN UNITS:
Beginning units	147,495	149,600	133,436	144,440	262,511	304,237	79,918	96,793
Units purchased	96,352	18,741	13,593	13,097	15,550	22,962	15,105	10,217
Units redeemed	(25,120)	(20,846)	(14,837)	(24,101)	(49,892)	(64,688)	(10,331)	(27,092)

Ending units	218,727	147,495	132,192	133,436	228,169	262,511	84,692	79,918

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		FTVGI3		FTVFA2		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$47,640	53,699	152,447	204,190	122,643	25,407	40,250	36,093
Realized gain (loss) on investments	77,404	74,000	60,304	194,957	52,477	20,277	(7,998)	(10,134)
Change in unrealized gain (loss) on investments	300,515	171,826	(205,526)	82,777	(119,003)	85,125	(21,423)	27,628
Reinvested capital gains	-	-	39,746	5,167	178,857	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	425,559	299,525	46,971	487,091	234,974	130,809	10,829	53,587

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,188	204,114	166,827	198,147	68,072	85,438	85,755	107,167
Transfers between funds	67	(58,681)	(120,030)	(60,203)	75,428	(6,024)	664,943	113,010
Surrenders (note 6)	(68,432)	(165,661)	(107,830)	(888,819)	-	(17,949)	(21,847)	(90,252)
Death Benefits (note 4)	-	(539)	(18,084)	(1,017)	-	-	(76,381)	(257)
Net policy repayments (loans) (note 5)	(343)	9,920	797	11,548	(933)	(73)	14,362	(16,785)
Deductions for surrender charges (note 2d)	(10,609)	(27,830)	(6,965)	(55,221)	-	(1,458)	(2,146)	(12,270)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,412)	(105,817)	(127,634)	(156,021)	(28,268)	(32,718)	(68,817)	(75,171)
Asset charges (note 3)	(7,843)	(7,066)	(11,474)	(12,283)	(4,168)	(3,743)	(5,752)	(5,404)
Adjustments to maintain reserves	12	19	(8)	1,910	(1)	6	4	3

Net equity transactions	(22,372)	(151,541)	(224,401)	(961,959)	110,130	23,479	590,121	20,041

Net change in contract owners’ equity	403,187	147,984	(177,430)	(474,868)	345,104	154,288	600,950	73,628
Contract owners’ equity beginning of period	1,847,383	1,699,399	3,257,230	3,732,098	1,015,078	860,790	1,218,577	1,144,949

Contract owners’ equity end of period	$2,250,570	1,847,383	3,079,800	3,257,230	1,360,182	1,015,078	1,819,527	1,218,577

CHANGES IN UNITS:
Beginning units	124,579	135,575	159,924	210,837	93,519	91,464	101,460	99,720
Units purchased	12,120	14,971	9,019	17,909	10,788	9,520	64,007	19,151
Units redeemed	(13,289)	(25,967)	(20,164)	(68,822)	(3,060)	(7,465)	(14,900)	(17,411)

Ending units	123,410	124,579	148,779	159,924	101,247	93,519	150,567	101,460

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMFAS		AMSRS		OVGS3		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	6,646	1,839	43,807	54,490	39,834	30,206
Realized gain (loss) on investments	24,760	275	55,195	(17,029)	137,173	(46,766)	177,724	44,201
Change in unrealized gain (loss) on investments	51,192	10,623	235,891	102,956	615,542	481,661	779,156	415,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,952	10,898	297,732	87,766	796,522	489,385	996,714	489,794

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,423	13,883	84,315	100,618	312,760	383,658	319,790	342,173
Transfers between funds	(21,004)	30,631	(81,842)	(82,566)	299,238	(334,845)	(108,438)	(103,151)
Surrenders (note 6)	(25,123)	(289)	(36,715)	(41,512)	(184,432)	(122,513)	(114,963)	(166,945)
Death Benefits (note 4)	-	-	-	(267)	(3,980)	(235)	(13,925)	(764)
Net policy repayments (loans) (note 5)	(736)	(4,625)	(4,672)	8,801	(39,912)	(39,631)	(40,275)	(34,200)
Deductions for surrender charges (note 2d)	(2,688)	(630)	(3,596)	(8,895)	(16,706)	(27,369)	(19,995)	(37,000)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,391)	(8,413)	(47,436)	(52,619)	(162,269)	(171,372)	(191,883)	(210,584)
Asset charges (note 3)	(803)	(709)	(3,776)	(3,618)	(13,728)	(11,570)	(14,549)	(13,450)
Adjustments to maintain reserves	4	2	33	6	(29)	(158)	8	(3)

Net equity transactions	(44,318)	29,850	(93,689)	(80,052)	190,942	(324,035)	(184,230)	(223,924)

Net change in contract owners’ equity	31,634	40,748	204,043	7,714	987,464	165,350	812,484	265,870
Contract owners’ equity beginning of period	186,736	145,988	819,387	811,673	2,739,153	2,573,803	3,232,513	2,966,643

Contract owners’ equity end of period	$218,370	186,736	1,023,430	819,387	3,726,617	2,739,153	4,044,997	3,232,513

CHANGES IN UNITS:
Beginning units	17,474	14,866	57,585	63,306	168,441	191,868	233,934	250,914
Units purchased	1,070	4,001	5,134	7,869	37,891	27,744	23,810	27,037
Units redeemed	(4,532)	(1,393)	(10,449)	(13,590)	(26,365)	(51,171)	(35,594)	(44,017)

Ending units	14,012	17,474	52,270	57,585	179,967	168,441	222,150	233,934

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSC		OVSB		PMVAAA		PMVFBA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,881	8,007	29,528	-	16,323	8,182	45,850	41,746
Realized gain (loss) on investments	228,771	230,881	793	64	(5,263)	472	(1,369)	19,852
Change in unrealized gain (loss) on investments	305,710	(9,890)	(32,760)	7,476	(10,191)	918	(185,270)	(41,515)
Reinvested capital gains	20,907	-	-	-	-	-	28,987	18,473

Net increase (decrease) in contract owners’ equity resulting from operations	571,269	228,998	(2,439)	7,540	869	9,572	(111,802)	38,556

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130,605	148,909	42,370	13,123	94,079	60,299	344,094	109,050
Transfers between funds	56,039	(107,671)	167,011	417,910	(125,988)	274,929	2,130,001	(45,894)
Surrenders (note 6)	(55,309)	(171,866)	(4,045)	(2,423)	-	-	(66,463)	(35,097)
Death Benefits (note 4)	(2,965)	(112)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,902)	(5,451)	(3,175)	(3,191)	(545)	-	(10,748)	(2,445)
Deductions for surrender charges (note 2d)	(5,774)	(18,733)	(958)	(460)	-	-	(18,962)	(2,443)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,315)	(78,795)	(44,118)	(4,688)	(22,773)	(4,918)	(129,143)	(29,254)
Asset charges (note 3)	(6,490)	(5,523)	(1,876)	(280)	(1,457)	(313)	(12,187)	(2,605)
Adjustments to maintain reserves	(83)	(59)	-	(1)	(9)	5	(110)	41

Net equity transactions	19,806	(239,301)	155,209	419,990	(56,693)	330,002	2,236,482	(8,647)

Net change in contract owners’ equity	591,075	(10,303)	152,770	427,530	(55,824)	339,574	2,124,680	29,909
Contract owners’ equity beginning of period	1,353,048	1,363,351	427,530	-	339,574	-	819,308	789,399

Contract owners’ equity end of period	$1,944,123	1,353,048	580,300	427,530	283,750	339,574	2,943,988	819,308

CHANGES IN UNITS:
Beginning units	85,770	101,968	41,999	-	31,673	-	59,609	60,592
Units purchased	12,988	8,791	20,847	43,097	10,517	32,171	190,406	8,893
Units redeemed	(11,364)	(24,989)	(5,764)	(1,098)	(15,796)	(498)	(20,999)	(9,876)

Ending units	87,394	85,770	57,082	41,999	26,394	31,673	229,016	59,609

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVTRA		PVGIB		PVTVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$42,739	62,145	36,722	26,661	200	167	16	12
Realized gain (loss) on investments	22,270	29,891	(8,115)	2,270	(40)	(102)	648	90
Change in unrealized gain (loss) on investments	(88,222)	102,124	(76,716)	18,746	3,568	1,648	182	393
Reinvested capital gains	-	-	11,536	34,229	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,213)	194,160	(36,573)	81,906	3,728	1,713	846	495

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	181,836	209,466	131,153	281,619	-	-	230	230
Transfers between funds	(175,764)	214,798	(506,300)	1,197,687	-	-	31	165
Surrenders (note 6)	(72,024)	(900,683)	(45,827)	(8,890)	-	-	-	-
Death Benefits (note 4)	(13,396)	(303)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,033)	(32,090)	(101,444)	(2,437)	-	-	(2,300)	-
Deductions for surrender charges (note 2d)	(9,800)	(35,907)	(825)	(1,472)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,494)	(111,594)	(79,779)	(37,510)	(166)	(164)	(202)	(195)
Asset charges (note 3)	(9,154)	(9,162)	(5,350)	(3,204)	(52)	(44)	(13)	(22)
Adjustments to maintain reserves	77	179	90	(54)	6	(4)	4	8

Net equity transactions	(211,752)	(665,296)	(608,282)	1,425,739	(212)	(212)	(2,250)	186

Net change in contract owners’ equity	(234,965)	(471,136)	(644,855)	1,507,645	3,516	1,501	(1,404)	681
Contract owners’ equity beginning of period	2,895,820	3,366,956	1,878,256	370,611	10,537	9,036	3,992	3,311

Contract owners’ equity end of period	$2,660,855	2,895,820	1,233,401	1,878,256	14,053	10,537	2,588	3,992

CHANGES IN UNITS:
Beginning units	232,635	286,325	169,537	36,664	879	898	286	271
Units purchased	19,917	36,771	14,860	137,655	-	-	16	30
Units redeemed	(38,509)	(90,461)	(70,846)	(4,782)	(15)	(19)	(173)	(15)

Ending units	214,043	232,635	113,551	169,537	864	879	129	286

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACEG		AVMCCI		RVARS		TRBCG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,901	-	37	1	-	-	-	-
Realized gain (loss) on investments	4,589	(6,292)	128	10	(3)	-	-	27
Change in unrealized gain (loss) on investments	144,292	(10,457)	1,022	20	56	-	-	-
Reinvested capital gains	-	-	372	11	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,782	(16,749)	1,559	42	53	-	-	27

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,069	20,251	115	-	3,102	-	-	5,646
Transfers between funds	(7,041)	503,195	34,834	2,606	17,189	-	-	(6,858)
Surrenders (note 6)	(77,062)	(53,418)	-	-	-	-	-	-
Death Benefits (note 4)	-	(1,979)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	8,805	(760)	(8)	(597)	-	-	-	1,140
Deductions for surrender charges (note 2d)	(7,847)	(2,370)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,350)	(16,095)	(702)	(347)	(314)	-	-	-
Asset charges (note 3)	(1,731)	(1,136)	(23)	(5)	(34)	-	-	(2)
Adjustments to maintain reserves	(12)	(44)	1	1	(5)	-	-	7

Net equity transactions	(67,169)	447,644	34,217	1,658	19,938	-	-	(67)

Net change in contract owners’ equity	83,613	430,895	35,776	1,700	19,991	-	-	(40)
Contract owners’ equity beginning of period	430,895	-	1,700	-	-	-	-	40

Contract owners’ equity end of period	$514,508	430,895	37,476	1,700	19,991	-	-	-

CHANGES IN UNITS:
Beginning units	44,194	-	169	-	-	-	-	3
Units purchased	3,487	47,428	2,804	266	2,035	-	-	-
Units redeemed	(10,025)	(3,234)	(81)	(97)	(35)	-	-	(3)

Ending units	37,656	44,194	2,892	169	2,000	-	-	-

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHS		TRHSP		TRHS2		VWHA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	37	-	-	-	-	9,475	6,883
Realized gain (loss) on investments	14,116	113	1,167	-	187,162	27,086	(33,068)	(7,736)
Change in unrealized gain (loss) on investments	193	(193)	9,123	-	629,163	52,405	146,367	(26,256)
Reinvested capital gains	-	443	6,635	-	130,530	26,639	27,085	11,485

Net increase (decrease) in contract owners’ equity resulting from operations	14,309	400	16,925	-	946,855	106,130	149,859	(15,624)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,994	6,861	13,897	-	99,612	119,921	283,227	62,747
Transfers between funds	69,156	7,025	42,289	-	874,133	977,327	752,041	1,180,864
Surrenders (note 6)	-	-	-	-	(61,513)	(108,474)	(82,000)	(11,927)
Death Benefits (note 4)	-	-	-	-	(1,870)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(5,497)	200,999	(11,285)	(317)
Deductions for surrender charges (note 2d)	(20)	-	-	-	(1,591)	(1,396)	(13,239)	(836)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,894)	(2,605)	(4,355)	-	(73,861)	(28,921)	(96,322)	(28,580)
Asset charges (note 3)	(152)	(24)	(222)	-	(6,200)	(2,382)	(8,798)	(2,567)
Adjustments to maintain reserves	(95,051)	1	94,278	-	9	(14)	8	(6)

Net equity transactions	(25,967)	11,258	145,887	-	823,222	1,157,060	823,632	1,199,378

Net change in contract owners’ equity	(11,658)	11,658	162,812	-	1,770,077	1,263,190	973,491	1,183,754
Contract owners’ equity beginning of period	11,658	-	-	-	1,481,151	217,961	1,183,754	-

Contract owners’ equity end of period	$-	11,658	162,812	-	3,251,228	1,481,151	2,157,245	1,183,754

CHANGES IN UNITS:
Beginning units	1,062	-	-	-	96,300	18,564	120,524	-
Units purchased	-	1,305	10,572	-	52,646	80,618	109,875	125,319
Units redeemed	(1,062)	(243)	(760)	-	(8,501)	(2,882)	(31,691)	(4,795)

Ending units	-	1,062	9,812	-	140,445	96,300	198,708	120,524

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRASP		WRBP		WRBDP		WRCEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$76,767	54,596	65	5	51	36	22	-
Realized gain (loss) on investments	124,250	59,635	38	13	2	7	60	1
Change in unrealized gain (loss) on investments	1,141,391	726,863	462	106	(110)	12	747	162
Reinvested capital gains	-	-	376	20	24	9	323	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,342,408	841,094	941	144	(33)	64	1,152	163

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	482,048	709,438	884	574	459	459	320	-
Transfers between funds	195,466	58,141	35	3,243	-	-	-	3,331
Surrenders (note 6)	(244,135)	(488,640)	-	-	-	-	-	-
Death Benefits (note 4)	(1,657)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,807	(11,395)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(10,420)	(22,507)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(217,519)	(229,529)	(699)	(374)	(125)	(137)	(422)	(69)
Asset charges (note 3)	(18,088)	(15,952)	(34)	(7)	(9)	(7)	(32)	(4)
Adjustments to maintain reserves	(7)	-	-	(8)	(3)	5	5	1

Net equity transactions	187,495	(444)	186	3,428	322	320	(129)	3,259

Net change in contract owners’ equity	1,529,903	840,650	1,127	3,572	289	384	1,023	3,422
Contract owners’ equity beginning of period	5,197,286	4,356,636	3,814	242	1,566	1,182	3,422	-

Contract owners’ equity end of period	$6,727,189	5,197,286	4,941	3,814	1,855	1,566	4,445	3,422

CHANGES IN UNITS:
Beginning units	453,600	453,143	296	21	119	95	259	-
Units purchased	79,463	80,989	65	306	35	35	23	265
Units redeemed	(63,856)	(80,532)	(51)	(31)	(10)	(11)	(30)	(6)

Ending units	469,207	453,600	310	296	144	119	252	259

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGNR		WRGP		WRHIP		WRMCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	17	-	34,283	173	-	-
Realized gain (loss) on investments	(12)	(8)	53	1	12,282	2,389	5,445	18
Change in unrealized gain (loss) on investments	94	(10)	838	127	26,907	15,945	32,442	1,115
Reinvested capital gains	-	38	297	-	-	-	4,407	81

Net increase (decrease) in contract owners’ equity resulting from operations	82	20	1,205	128	73,472	18,507	42,294	1,214

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	306	310	-	55,150	60,072	13,063	460
Transfers between funds	-	-	-	3,233	540,758	405,251	203,786	58,063
Surrenders (note 6)	-	-	-	-	(535)	(3,142)	(182)	(1,548)
Death Benefits (note 4)	-	-	-	-	(640)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(2,656)	-	(714)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	(492)	-	(243)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77)	(76)	(405)	(67)	(35,755)	(5,435)	(10,170)	(745)
Asset charges (note 3)	(6)	(4)	(31)	(4)	(2,505)	(444)	(687)	(45)
Adjustments to maintain reserves	2	(1)	(7)	2	3	707	(12)	7

Net equity transactions	225	225	(133)	3,164	553,820	456,517	205,084	55,949

Net change in contract owners’ equity	307	245	1,072	3,292	627,292	475,024	247,378	57,163
Contract owners’ equity beginning of period	921	676	3,292	-	476,868	1,844	57,963	800

Contract owners’ equity end of period	$1,228	921	4,364	3,292	1,104,160	476,868	305,341	57,963

CHANGES IN UNITS:
Beginning units	135	101	282	-	28,342	130	3,637	57
Units purchased	43	46	25	288	33,415	28,795	12,227	3,748
Units redeemed	(11)	(12)	(33)	(6)	(2,368)	(583)	(1,119)	(168)

Ending units	167	135	274	282	59,389	28,342	14,745	3,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPAP		WRPMAP		WRSTP		WRSCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$57	28	25	8	-	-	-	-
Realized gain (loss) on investments	30	3	51	12	111	8	33	19
Change in unrealized gain (loss) on investments	749	178	308	57	766	200	402	17
Reinvested capital gains	264	139	91	26	126	85	-	18

Net increase (decrease) in contract owners’ equity resulting from operations	1,100	348	475	103	1,003	293	435	54

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,650	1,650	2,139	1,706	880	880	306	306
Transfers between funds	-	-	26	-	(123)	(8)	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(830)	(806)	(1,241)	(1,005)	(440)	(415)	(99)	(90)
Asset charges (note 3)	(28)	(19)	(14)	(8)	(13)	(8)	(7)	(5)
Adjustments to maintain reserves	-	(6)	(2)	4	3	(5)	5	6

Net equity transactions	792	819	908	697	307	444	205	217

Net change in contract owners’ equity	1,892	1,167	1,383	800	1,310	737	640	271
Contract owners’ equity beginning of period	3,652	2,485	1,596	796	1,721	984	1,014	743

Contract owners’ equity end of period	$5,544	3,652	2,979	1,596	3,031	1,721	1,654	1,014

CHANGES IN UNITS:
Beginning units	304	232	132	73	119	87	87	67
Units purchased	122	144	160	146	47	64	19	27
Units redeemed	(63)	(72)	(93)	(87)	(32)	(32)	(7)	(7)

Ending units	363	304	199	132	134	119	99	87

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVSCG		JAIGS2		AVCDI		VWHAR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	28,044	25,702	-	161,325	-	129,544	-	(251,225)
Change in unrealized gain (loss) on investments	157,543	(14,894)	-	234,790	-	(19,562)	-	226,246
Reinvested capital gains	28,708	24,917	-	-	-	-	-	80,381

Net increase (decrease) in contract owners’ equity resulting from operations	214,295	35,725	-	396,115	-	109,982	-	55,402

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,506	42,759	-	100,603	-	22,689	-	55,850
Transfers between funds	26,531	22,701	-	(3,406,615)	-	(880,969)	-	(1,137,862)
Surrenders (note 6)	(21,342)	(57,663)	-	(37,918)	-	(1,945)	-	(1,125)
Death Benefits (note 4)	-	-	-	(204)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,651)	(4,732)	-	(2,364)	-	(23,291)	-	(1,012)
Deductions for surrender charges (note 2d)	(1,521)	(1,440)	-	(7,016)	-	(530)	-	(832)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,607)	(20,148)	-	(62,411)	-	(14,143)	-	(15,410)
Asset charges (note 3)	(1,914)	(1,783)	-	(3,871)	-	(1,143)	-	(1,405)
Adjustments to maintain reserves	(127)	7	-	28	-	(2)	-	(3)

Net equity transactions	12,875	(20,299)	-	(3,419,768)	-	(899,334)	-	(1,101,799)

Net change in contract owners’ equity	227,170	15,426	-	(3,023,653)	-	(789,352)	-	(1,046,397)
Contract owners’ equity beginning of period	440,269	424,843	-	3,023,653	-	789,352	-	1,046,397

Contract owners’ equity end of period	$667,439	440,269	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	25,562	26,608	-	280,397	-	66,268	-	105,032
Units purchased	3,357	4,578	-	11,070	-	1,857	-	6,124
Units redeemed	(3,124)	(5,624)	-	(291,467)	-	(68,125)	-	(111,156)

Ending units	25,795	25,562	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI3		OVHI		JAGTS2		AVCA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	65,009	-	4,636	-	-	-	-
Realized gain (loss) on investments	-	1,518	-	(73,570)	-	10,065	-	37,247
Change in unrealized gain (loss) on investments	-	(17,939)	-	72,297	-	21,907	-	23,438
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	48,588	-	3,363	-	31,972	-	60,685

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	31,752	-	-	-	5,739	-	10,578
Transfers between funds	-	(407,687)	-	(28,333)	-	(213,033)	-	(456,653)
Surrenders (note 6)	-	(53,916)	-	(52)	-	(52)	-	(478)
Death Benefits (note 4)	-	(3,004)	-	(103)	-	-	-	-
Net policy repayments (loans) (note 5)	-	(10,189)	-	(295)	-	(83)	-	166
Deductions for surrender charges (note 2d)	-	(8,201)	-	(73)	-	(308)	-	(857)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(21,280)	-	(1,775)	-	(1,799)	-	(8,110)
Asset charges (note 3)	-	(1,351)	-	(112)	-	(226)	-	(566)
Adjustments to maintain reserves	-	1	-	(2)	-	(1)	-	(3)

Net equity transactions	-	(473,875)	-	(30,745)	-	(209,763)	-	(455,923)

Net change in contract owners’ equity	-	(425,287)	-	(27,382)	-	(177,791)	-	(395,238)
Contract owners’ equity beginning of period	-	425,287	-	27,382	-	177,791	-	395,238

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	146,206	-	8,132	-	17,173	-	40,459
Units purchased	-	10,369	-	-	-	496	-	1,047
Units redeemed	-	(156,575)	-	(8,132)	-	(17,669)	-	(41,506)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class I (BRVGA1)
Global Allocation V.I. Fund - Class II (MLVGA2)
DELAWARE GROUP
VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
VA Global Bond Portfolio (DFVGB)
VA International Small Portfolio (DFVIS)*
VA International Value Portfolio (DFVIV)*
VA Short-Term Fixed Portfolio (DFVSTF)*
VA U.S. Large Value Portfolio (DFVULV)*
VA U.S. Targeted Value Portfolio (DFVUTV)*
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 1 (FTVIS1)
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
U.S. Real Estate Portfolio - Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class I (GVEX1)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund Portfolio - Service Class (FCS)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Fund, Inc. (TRHS)*
T. Rowe Price Health Sciences Portfolio (TRHSP)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*
Variable Insurance Portfolios - Energy (WRENG)*
Variable Insurance Portfolios - Global Bond (WRGBP)*
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - International Growth (WRIP)*
Variable Insurance Portfolios - International Core Equity (WRI2P)*
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)*
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*
Variable Insurance Portfolios - Real Estate Securities (WRRESP)*
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)*
Variable Insurance Portfolios - Value (WRVP)*
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium (the maximum is also 2.5%) to covered sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $1,440,289 and $1,448,939, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select - NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.39 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

For Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount and the minimum is $0.01 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.96 per $1,000 of Base Policy Specified Amount and the minimum is $0.61 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.50% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $4,525,124 and $5,873,365, respectively, and total transfers from the Account to the fixed account were $6,525,399 and $7,513,553, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$351,791,440	$0	$0	$351,791,440

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$4,621	$1,309
VP Inflation Protection Fund - Class I (ACVIP1)	125,289	11,353
Global Allocation V.I. Fund - Class I (BRVGA1)	173,792	40,618
Global Allocation V.I. Fund - Class II (MLVGA2)	1,002,298	551,362
VIP Small Cap Value Series: Service Class (DWVSVS)	157,948	646
VA Global Bond Portfolio (DFVGB)	25,782	3,758
VA International Small Portfolio (DFVIS)	2,167	594
VA International Value Portfolio (DFVIV)	12,564	238
VA Short-Term Fixed Portfolio (DFVSTF)	3,134	81
VA U.S. Large Value Portfolio (DFVULV)	211,765	54,527
VA U.S. Targeted Value Portfolio (DFVUTV)	22,942	424
Stock Index Fund, Inc. - Initial Shares (DSIF)	757,239	844,456
Franklin Income Securities Fund - Class 1 (FTVIS1)	45,152	5,496
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)	25,344	4,030
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	180,222	23,301
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	8,901	6,776
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	71,695	152,211
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	231,103	288,484
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	553,874	211,221
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	349,030	848,743
Investors Growth Stock Series - Initial Class (MIGIC)	64,368	86,049
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	133,692	3,471
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)	342,944	29,413
Value Series - Initial Class (MVFIC)	723,881	1,085,681
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	570,046	124,887
Core Plus Fixed Income Portfolio - Class I (MSVFI)	84,802	46,263
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	560,055	729,593
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	650,265	614,504
American Funds NVIT Bond Fund - Class II (GVABD2)	124,257	248,327
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	570,470	850,228
American Funds NVIT Growth Fund - Class II (GVAGR2)	553,303	906,810
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	125,002	117,547
Federated NVIT High Income Bond Fund - Class III (HIBF3)	405,894	1,028,617
NVIT Emerging Markets Fund - Class III (GEM3)	441,101	651,613
NVIT International Equity Fund - Class III (GIG3)	132,327	87,514
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,711	84,014
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	352,375	157,366
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	299,304	240,333
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	620,700	295,611
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	277,806	403,859
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	567,013	394,443
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	109,206	254,905
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	2,399,008	686,275
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,551,430	1,598,604
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	177,202	54,543
NVIT Core Bond Fund - Class I (NVCBD1)	82,849	222,639
NVIT Core Plus Bond Fund - Class I (NVLCP1)	20,142	16,890
NVIT Nationwide Fund - Class I (TRF)	121,821	187,736
NVIT Government Bond Fund - Class I (GBF)	600,798	1,483,710
American Century NVIT Growth Fund - Class I (CAF)	283,524	66,900
NVIT International Index Fund - Class VI (GVIX6)	128,723	67,202
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	738,655	521,442
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	88,340	1,685,638
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	149,151	304,226
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	597,851	215,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,410,960	3,247,244
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,504,829	3,058,327
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	138,208	158,743
NVIT Mid Cap Index Fund - Class I (MCIF)	466,380	361,153
NVIT Money Market Fund - Class I (SAM)	5,206,329	7,299,758
NVIT Money Market Fund - Class V (SAM5)	1,870,557	2,377,237
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	161,091	219,322
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	115,729	156,718

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		490,407	1,281,144
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)		451,037	455,347
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		365,675	503,343
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)		59,231	869
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		304,235	298,546
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		201,178	231,642
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		251,542	130,351
NVIT Multi-Manager Small Company Fund - Class I (SCF)		165,020	426,485
NVIT Multi-Sector Bond Fund - Class I (MSBF)		372,288	476,394
NVIT Short Term Bond Fund - Class I (NVSTB1)		40,716	6,440
NVIT Short Term Bond Fund - Class II (NVSTB2)		54,924	188,951
NVIT Large Cap Growth Fund - Class I (NVOLG1)		758,123	1,766,917
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)		102,944	8,839
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)		110,827	46,147
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)		51,391	4,364
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)		32,082	2,251
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)		518,375	46,899
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)		261,870	36,406
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)		129,202	5,318
Templeton NVIT International Value Fund - Class III (NVTIV3)		243,715	178,728
Invesco NVIT Comstock Value Fund - Class I (EIF)		300,009	320,476
NVIT Real Estate Fund - Class I (NVRE1)		933,313	1,239,292
Loring Ward NVIT Moderate Fund - Class P (NVLMP)		60,696	1,575
NVIT Small Cap Index Fund Class II (NVSIX2)		99,982	818
NVIT S&P 500 Index Fund Class I (GVEX1)		497,834	64,168
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)		6,396	200
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)		61,358	105
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)		35,271	147
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)		642,801	565,568
American Century VP Inflation Protection Fund - Class II (ACVIP2)		444,735	1,641,934
VP Mid Cap Value Fund - Class I (ACVMV1)		361,846	848,184
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		563,473	342,275
Appreciation Portfolio - Initial Shares (DCAP)		167,301	236,188
Quality Bond Fund II - Primary Shares (FQB)		578,233	295,495
VIP Contrafund(R) Portfolio - Service Class (FCS)		49	49
VIP Energy Portfolio - Service Class 2 (FNRS2)		829,285	1,452,964
VIP Equity-Income Portfolio - Service Class (FEIS)		993,919	606,195
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)		70,681	56,099
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)		278,239	266,118
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)		487,613	244,242
VIP Growth Portfolio - Service Class (FGS)		393,411	478,045
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)		632,630	800,393
VIP Mid Cap Portfolio - Service Class (FMCS)		1,616,310	1,007,426
VIP Overseas Portfolio - Service Class R (FOSR)		323,917	345,455
VIP Value Strategies Portfolio - Service Class (FVSS)		14,325	41,306
Franklin Income Securities Fund - Class 2 (FTVIS2)		1,599,152	330,318
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)		242,148	222,341
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)		408,985	925,032
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)		327,197	194,595
Templeton Foreign Securities Fund - Class 3 (TIF3)		230,794	205,541
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)		461,603	493,802
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)		531,065	119,435
Short Duration Bond Portfolio - I Class Shares (AMTB)		845,560	215,193
Small-Cap Growth Portfolio - S Class Shares (AMFAS)		9,882	54,204
Socially Responsive Portfolio - I Class Shares (AMSRS)		80,411	167,487
Global Securities Fund/VA - Class 3 (OVGS3)		734,754	500,159
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		240,124	384,527
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)		433,378	376,769
Global Strategic Income Fund/VA: Non-service Shares (OVSB)		289,243	104,504
All Asset Portfolio - Administrative Class (PMVAAA)		155,594	195,955
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)		2,612,729	301,297
Low Duration Portfolio - Administrative Class (PMVLDA)		1,438,401	1,607,486
Total Return Portfolio - Administrative Class (PMVTRA)		735,193	1,295,300
Putnam VT Growth and Income Fund - Class IB (PVGIB)		200	217
Putnam VT Voyager Fund - Class IB (PVTVB)		320	2,557
VI American Franchise Fund - Series I Shares (ACEG)		26,579	91,885
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)		38,784	4,159
Variable Fund - Multi-Hedge Strategies (RVARS)		20,301	358
Blue Chip Growth Portfolio - II (TRBCG2)		88	91
Health Sciences Fund, Inc. (TRHS)		72,929	98,896
T. Rowe Price Health Sciences Portfolio (TRHSP)		220,039	67,468
Health Sciences Portfolio - II (TRHS2)		1,524,496	570,758
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		1,595,138	734,951
Variable Insurance Portfolios - Asset Strategy (WRASP)		1,099,224	834,953
Variable Insurance Portfolios - Balanced (WRBP)		1,256	628
Variable Insurance Portfolios - Bond (WRBDP)		534	134
Variable Insurance Portfolios - Core Equity (WRCEP)		664	455
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		306	83
Variable Insurance Portfolios - Growth (WRGP)		624	436
Variable Insurance Portfolios - High Income (WRHIP)		794,679	206,542
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		250,913	41,410
Variable Insurance Portfolios - Money Market (WRMMP)		26	26
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)		1,971	858
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)		1,688	663
Variable Insurance Portfolios - Science and Technology (WRSTP)		895	465
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		306	106
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		142,431	100,851

	Total	$66,024,974	$62,883,799

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.00%	791	$11.516261	$9,109	0.30%	12.31%
2012	0.00%	496	10.254428	5,086	0.09%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.00%	13,316	9.591153	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.449526	25,998	2.18%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2013	0.00%	37,011	11.828261	437,776	1.37%	14.76%
2012	0.00%	26,749	10.307200	275,707	3.33%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.00%	272,316	16.276845	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.209224	3,627,828	1.35%	10.14%
2011	0.00%	292,178	12.900807	3,769,332	2.33%	-3.63%
2010	0.00%	224,255	13.386468	3,001,982	2.84%	9.88%
2009	0.00%	35,488	12.182592	432,336	1.87%	21.83%	5/1/2009
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.00%	14,013	12.341939	172,948	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2013	0.00%	2,345	10.247850	24,031	0.63%	-0.35%
2012	0.00%	265	10.283870	2,725	1.59%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2013	0.00%	125	13.357918	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2013	0.00%	970	13.220675	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2013	0.00%	303	10.060671	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2013	0.00%	10,516	15.349655	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2013	0.00%	1,641	15.706963	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.00%	243,540	18.299315	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.860281	3,558,516	2.04%	15.74%
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
Franklin Income Securities Fund - Class 1 (FTVIS1)
2013	0.00%	5,913	12.186733	72,060	5.16%	14.18%
2012	0.00%	2,701	10.673045	28,828	4.03%	6.73%	5/1/2012
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2013	0.00%	3,022	13.350977	40,347	12.78%	24.14%
2012	0.00%	2,078	10.754715	22,348	0.00%	7.55%	5/1/2012
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
2013	0.00%	33,618	11.003960	369,931	4.92%	1.89%
2012	0.00%	20,920	10.799922	225,934	1.24%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.00%	567	11.711464	6,640	0.06%	13.57%
2012	0.00%	354	10.312479	3,651	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.00%	78,154	13.465170	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.827596	847,080	0.00%	-1.72%	4/27/2012
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.00%	113,920	18.869601	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.416877	1,703,960	0.54%	23.86%
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.00%	54,060	13.605232	735,499	0.00%	35.39%
2012	0.00%	25,034	10.048944	251,565	0.00%	0.49%	4/27/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.00%	239,954	$11.442294	$2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.012416	2,963,455	0.73%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.00%	51,136	19.254671	984,607	0.62%	30.29%
2012	0.00%	54,370	14.778170	803,489	0.45%	16.97%
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2013	0.00%	10,438	13.658683	142,569	2.25%	27.90%
2012	0.00%	333	10.678788	3,556	1.47%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
2013	0.00%	26,441	14.627285	386,760	0.00%	41.52%
2012	0.00%	1,381	10.335916	14,274	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2013	0.00%	315,745	20.347506	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.973911	5,104,427	1.60%	16.26%
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.00%	51,774	15.759367	815,925	1.64%	27.63%
2012	0.00%	19,443	12.347395	240,070	0.70%	15.93%
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.00%	40,428	13.836004	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.879990	542,985	4.17%	9.44%
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.00%	265,990	21.699995	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.452105	4,700,811	0.96%	14.66%
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.00%	251,110	15.663250	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.704984	3,206,725	1.40%	15.72%
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.00%	64,227	12.571090	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.903197	969,533	2.22%	4.97%
2011	0.00%	81,360	12.292646	1,000,130	2.30%	5.72%
2010	0.00%	91,442	11.627184	1,063,213	1.87%	5.99%
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.00%	141,688	17.080144	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.277399	2,153,541	0.85%	22.09%
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.00%	243,065	15.391784	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.875465	3,207,136	0.21%	17.40%
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
2009	0.00%	372,264	8.979238	3,342,647	0.00%	38.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.00%	107,177	$13.522509	$1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.169772	1,094,003	1.07%	17.06%
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	147,951	18.202636	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.021800	3,294,093	7.09%	14.71%
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.00%	146,067	19.481483	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.336082	3,076,235	0.40%	17.24%
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
NVIT International Equity Fund - Class III (GIG3)
2013	0.00%	36,553	11.232970	410,599	0.55%	17.81%
2012	0.00%	32,228	9.534576	307,280	0.94%	15.58%
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.00%	59,962	9.823149	589,016	0.53%	17.56%
2012	0.00%	69,053	8.355696	576,986	0.60%	15.23%
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.00%	94,482	13.621982	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.471654	785,049	1.64%	16.94%
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.00%	211,084	14.955658	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.794308	2,256,939	1.07%	11.38%
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.00%	265,490	13.486224	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.402170	2,564,884	1.12%	16.22%
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.00%	112,078	13.351426	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.638522	1,481,910	1.63%	11.24%
2011	0.00%	117,870	10.462826	1,233,253	2.70%	-1.26%
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.00%	268,094	13.546578	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.154725	2,963,587	1.34%	13.74%
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
2010	0.00%	265,575	10.149086	2,695,344	0.82%	12.46%
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.00%	124,010	$12.686282	$1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.078891	1,693,605	1.93%	7.58%
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.00%	637,840	13.446120	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.397169	5,942,074	1.44%	12.45%
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.00%	1,485,855	13.494322	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.851463	16,240,169	1.29%	14.67%
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.00%	54,489	13.169178	717,575	1.93%	11.33%
2012	0.00%	46,734	11.828808	552,808	1.62%	10.13%
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.00%	56,693	13.048920	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.303193	925,290	3.07%	7.75%
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.00%	9,931	14.103213	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.357681	145,300	3.15%	7.38%
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
NVIT Nationwide Fund - Class I (TRF)
2013	0.00%	154,851	16.803167	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.816934	2,068,628	1.42%	14.21%
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
2009	0.00%	376,462	9.839457	3,704,182	1.40%	26.10%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	211,364	14.007566	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.599621	4,093,836	2.36%	3.06%
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.00%	25,511	13.571249	346,216	0.81%	29.74%
2012	0.00%	6,308	10.460376	65,984	0.81%	14.02%
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2013	0.00%	55,258	11.841416	654,333	2.88%	21.27%
2012	0.00%	51,348	9.764428	501,384	3.00%	18.29%
2011	0.00%	48,262	8.254444	398,376	2.59%	-12.72%
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	502,645	17.794323	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.984122	6,966,134	1.59%	15.90%
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.00%	41,426	$15.999643	$662,801	1.23%	13.42%
2012	0.00%	152,424	14.106085	2,150,106	2.37%	9.39%
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
2010	0.00%	33,703	12.782641	430,813	1.09%	9.81%
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.00%	27,206	18.167791	494,273	1.22%	19.49%
2012	0.00%	36,269	15.203946	551,432	1.77%	12.25%
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.00%	109,123	14.279591	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.621440	1,161,051	1.63%	5.18%
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	1,536,403	16.439292	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.095613	23,808,844	1.69%	10.81%
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	2,666,396	17.367971	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.192188	37,096,236	1.70%	13.76%
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.00%	101,772	15.531667	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.056477	1,494,302	1.76%	8.04%
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.00%	133,282	22.705167	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.065485	2,280,853	1.09%	17.47%
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
2009	0.00%	134,098	11.811646	1,583,918	1.00%	36.76%
NVIT Money Market Fund - Class I (SAM)
2013	0.00%	677,636	11.482073	7,780,666	0.00%	0.00%
2012	0.00%	859,933	11.482073	9,873,813	0.00%	0.00%
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
NVIT Money Market Fund - Class V (SAM5)
2013	0.00%	42,050	10.000000	420,500	0.00%
2012	0.00%	91,752	10.000000	917,520	0.00%		4/30/2012
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.00%	202,712	12.166606	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.026765	2,112,840	0.61%	15.78%
2011	0.00%	222,325	8.660251	1,925,390	1.28%	-9.37%
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.00%	111,298	12.775201	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.521355	1,233,555	0.36%	17.24%
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.00%	278,656	$14.522943	$4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.778503	3,902,185	0.51%	16.35%
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.00%	157,943	13.777622	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.172659	1,713,086	1.40%	17.81%
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
2010	0.00%	167,431	9.169345	1,535,233	0.74%	13.05%
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	208,774	15.479098	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.140525	2,632,350	0.00%	14.90%
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.00%	4,259	14.422090	61,424	3.73%	35.85%
2012	0.00%	61	10.616129	648	1.59%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.00%	146,022	16.263836	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.987208	1,853,702	1.18%	16.35%
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.00%	86,497	17.720192	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.281082	1,152,420	0.00%	13.44%
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.00%	67,737	20.517613	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.613759	905,469	0.86%	20.44%
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.00%	109,490	21.117835	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.987211	1,847,369	0.15%	15.50%
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.00%	158,838	14.951255	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.121246	2,591,645	2.51%	12.25%
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2013	0.00%	4,500	10.219266	45,987	1.53%	0.33%
2012	0.00%	1,201	10.185501	12,233	1.98%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.00%	74,505	11.450912	853,150	1.00%	0.11%
2012	0.00%	87,129	11.438838	996,655	1.20%	3.52%
2011	0.00%	107,935	11.049485	1,192,626	1.58%	1.30%
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.00%	659,843	$22.538634	$14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.487341	11,859,790	0.70%	18.68%
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2013	0.00%	10,658	13.351127	142,296	2.66%	27.39%
2012	0.00%	2,739	10.480208	28,705	3.63%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2013	0.00%	7,215	11.725179	84,597	2.68%	13.63%
2012	0.00%	1,421	10.318307	14,662	0.91%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2013	0.00%	6,143	12.440331	76,421	2.72%	19.69%
2012	0.00%	2,204	10.393923	22,908	4.15%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2013	0.00%	5,143	10.731007	55,190	2.19%	4.96%
2012	0.00%	2,449	10.223989	25,039	2.56%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2013	0.00%	68,660	12.089743	830,082	2.62%	16.78%
2012	0.00%	28,367	10.352458	293,668	3.24%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2013	0.00%	30,035	12.797031	384,359	2.91%	22.56%
2012	0.00%	11,360	10.441771	118,619	3.57%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2013	0.00%	11,656	11.380678	132,653	3.17%	10.68%
2012	0.00%	658	10.282822	6,766	2.69%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.00%	138,906	17.430436	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.513999	2,015,574	2.48%	19.56%
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.00%	191,912	17.726903	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.069162	2,537,887	1.25%	18.46%
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
2010	0.00%	226,889	11.294732	2,562,650	1.51%	15.77%
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.00%	316,816	12.221280	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.860098	4,374,989	0.96%	15.79%
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2013	0.00%	5,403	11.250907	60,789	3.00%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.00%	8,256	12.679935	104,686	3.24%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2013	0.00%	38,933	11.835951	460,809	2.75%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2013	0.00%	613	10.326215	6,330	0.11%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2013	0.00%	5,791	10.911941	63,191	0.00%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2013	0.00%	3,379	10.658086	36,014	0.30%	6.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.00%	94,251	$17.051891	$1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.351287	1,155,401	0.57%	18.75%
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.00%	138,298	14.145691	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.456223	3,568,919	2.45%	7.39%
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.00%	102,237	23.448028	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.021035	2,327,849	2.10%	16.33%
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
2009	0.00%	139,706	13.081223	1,827,525	3.73%	29.94%
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	10.532686	2,760,501	5.50%	19.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.00%	166,456	22.399858	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.918768	2,540,954	0.45%	15.74%
2011	0.00%	164,483	13.753744	2,262,257	0.60%	0.56%
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.00%	98,348	18.991242	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.681894	1,636,343	3.71%	10.43%
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.00%	99,887	15.259177	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.102866	1,276,978	4.62%	9.72%
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2009	0.00%	681,006	12.074163	8,222,577	1.35%	35.66%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.00%	219,194	22.684649	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.272664	4,607,964	0.79%	4.73%
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.00%	246,209	16.943247	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.235742	3,222,652	2.98%	17.19%
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.00%	56,774	17.068509	969,048	1.63%	13.39%
2012	0.00%	57,481	15.052634	865,240	1.48%	11.69%
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%
2010	0.00%	59,978	13.516167	810,673	2.33%	12.74%
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.00%	155,439	17.636606	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.209948	2,430,109	2.02%	13.19%
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.00%	149,692	$18.372029	$2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.121452	2,117,427	1.89%	15.48%
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
VIP Growth Portfolio - Service Class (FGS)
2013	0.00%	140,810	19.113196	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.032884	2,077,386	0.53%	14.54%
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.00%	291,896	14.837811	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.123559	4,739,527	2.18%	5.77%
2011	0.00%	329,888	14.298667	4,716,959	3.09%	7.21%
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.00%	361,990	23.822626	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.508699	6,692,700	0.50%	14.75%
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.00%	130,842	18.029345	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.836689	1,860,855	1.72%	20.67%
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
2009	0.00%	140,027	12.269434	1,718,052	2.18%	26.49%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.00%	9,820	19.403838	190,546	0.80%	30.44%
2012	0.00%	11,532	14.875151	171,540	0.51%	27.10%
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.00%	218,727	16.436367	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.425332	2,127,664	6.41%	12.65%
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.00%	132,192	19.418079	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.931124	1,992,349	1.81%	12.18%
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
2010	0.00%	146,566	12.522488	1,835,371	1.77%	20.94%
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.00%	228,169	22.356784	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.378036	4,299,415	1.03%	18.75%
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.00%	84,692	19.119582	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.307248	1,542,997	1.41%	13.16%
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.00%	123,410	$18.236527	$2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.829007	1,847,383	3.04%	18.30%
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.00%	148,779	20.700503	3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.367363	3,257,230	6.07%	15.06%
2011	0.00%	210,837	17.701343	3,732,098	5.49%	-0.83%
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.00%	101,247	13.434293	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.854248	1,015,078	2.73%	15.33%
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.00%	150,567	12.084498	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.010417	1,218,577	3.02%	4.61%
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.00%	14,012	15.584477	218,370	0.00%	45.83%
2012	0.00%	17,474	10.686505	186,736	0.00%	8.82%
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.00%	52,270	19.579689	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.229173	819,387	0.22%	10.98%
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	10.376282	1,379,807	0.30%	44.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.00%	179,967	20.707226	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.261792	2,739,153	2.07%	21.23%
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.00%	222,150	18.208403	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.818055	3,232,513	0.94%	16.87%
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.00%	87,394	22.245495	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.775303	1,353,048	0.57%	17.99%
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.00%	57,082	10.166070	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.179532	427,530	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.00%	26,394	10.750545	283,750	4.62%	0.27%
2012	0.00%	31,673	10.721257	339,574	5.66%	7.21%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.00%	229,016	$12.854946	$2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.744711	819,308	5.32%	5.50%
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.00%	214,043	12.431406	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.447911	2,895,820	1.92%	5.86%
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.00%	113,551	10.862084	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.078738	1,878,256	2.55%	9.60%
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.00%	864	16.264476	14,053	1.62%	35.68%
2012	0.00%	879	11.987698	10,537	1.69%	19.14%
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
2009	0.00%	940	9.225448	8,672	2.75%	29.81%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.00%	129	20.059075	2,588	0.70%	43.72%
2012	0.00%	286	13.956644	3,992	0.31%	14.23%
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.00%	37,656	13.663384	514,508	0.43%	40.14%
2012	0.00%	44,194	9.750071	430,895	0.00%	-2.50%	4/27/2012
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.00%	2,892	12.958594	37,476	0.43%	28.81%
2012	0.00%	169	10.059945	1,700	0.06%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.00%	2,000	9.995608	19,991	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	13.304880	40	0.00%	1.36%
2010	0.00%	3	13.126208	39	0.00%	16.00%
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	10.380043	2,349,803	1.75%	25.25%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.977649	11,658	0.65%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2013	0.00%	9,812	16.593148	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2013	0.00%	140,445	23.149472	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.380592	1,481,151	0.00%	31.00%
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.00%	198,708	10.856355	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.821731	1,183,754	0.71%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	469,207	14.337359	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.457862	5,197,286	1.14%	19.18%
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Balanced (WRBP)
2013	0.00%	310	$15.937799	$4,941	1.47%	23.70%
2012	0.00%	296	12.884509	3,814	0.61%	11.74%
2011	0.00%	21	11.530280	242	0.86%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2013	0.00%	144	12.883039	1,855	3.38%	-2.09%
2012	0.00%	119	13.158067	1,566	3.07%	5.78%
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
2010	0.00%	69	11.592060	800	4.02%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	0.00%	252	17.640745	4,445	0.55%	33.51%
2012	0.00%	259	13.213109	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	0.00%	167	7.352106	1,228	0.00%	7.80%
2012	0.00%	135	6.820009	921	0.00%	1.88%
2011	0.00%	101	6.693839	676	0.00%	-21.45%
2010	0.00%	68	8.521264	579	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.00%	274	15.928039	4,364	0.44%	36.46%
2012	0.00%	282	11.672462	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.00%	59,389	18.591996	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.825504	476,868	0.13%	18.64%
2011	0.00%	130	14.181907	1,844	6.93%	5.26%
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.00%	14,745	20.708088	305,341	0.00%	29.94%
2012	0.00%	3,637	15.937035	57,963	0.00%	13.56%
2011	0.00%	57	14.033982	800	0.01%	-0.56%
2010	0.00%	43	14.112979	607	0.04%	31.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2013	0.00%	363	15.273325	5,544	1.25%	27.13%
2012	0.00%	304	12.014045	3,652	0.91%	12.18%
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.00%	199	14.967420	2,979	1.12%	23.81%
2012	0.00%	132	12.088618	1,596	0.64%	10.82%
2011	0.00%	73	10.908819	796	0.88%	-3.02%
2010	0.00%	64	11.248161	720	0.00%	14.46%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.00%	134	22.619564	3,031	0.00%	56.38%
2012	0.00%	119	14.464041	1,721	0.00%	27.83%
2011	0.00%	87	11.315053	984	0.00%	-5.77%
2010	0.00%	47	12.007564	564	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	0.00%	99	16.710278	1,654	0.00%	43.36%
2012	0.00%	87	11.656224	1,014	0.00%	5.16%
2011	0.00%	67	11.083753	743	0.00%	-10.60%
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.00%	25,795	25.874760	667,439	0.00%	50.23%
2012	0.00%	25,562	17.223573	440,269	0.00%	7.87%
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	17,173	$10.352942	$177,791	0.00%	-8.81%
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	12,279	12.359941	151,768	8.30%	8.24%
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	146,206	2.908819	425,287	8.58%	-1.88%
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	8,132	3.367180	27,382	9.33%	-2.34%
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	61,728	12.888766	795,598	0.00%	52.44%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	33,539	10.399250	348,780	0.00%	25.84%

2013	Contract owners equity:				$351,781,058
2012	Contract owners equity:				$296,273,260
2011	Contract owners equity:				$271,561,885
2010	Contract owners equity:				$276,625,834
2009	Contract owners equity:				$231,055,415

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.